As filed with the Securities and Exchange Commission on July 28, 2010

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9973

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Counsel for the Trust:	Richard Morris, Esq.
Morgan, Lewis & Bockius, LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	380 Madison Avenue, 21st Floor
Washington, DC 20004	New York, NY 10017
Attention: W. John McGuire, Esq.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 29, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

July 29, 2010

Domestic Equity ETFs

WisdomTree Trust

WisdomTree Domestic Equity ETFs*

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

* Listed for trading on NYSE Arca, Inc.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the Index measurement date. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange (“NYSE”), the NASDAQ Global Select Market or NASDAQ Global Market (“NASDAQ”), (iii) pay regular cash dividends on shares of their common stock, (iv) have a market capitalization of at least $100 million on the Index measurement date, and (v) have an average daily dollar trading volume of at least $100,000 for the three months prior to the Index measurement date. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes all large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements and is, in this sense, a total market index for the dividend-paying segment of the U.S. market.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

2	WisdomTree Trust Prospectus

To the extent that the WisdomTree Dividend Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Primary Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Consumer Staples Investing. The Fund currently invests a relatively large percentage of its assets in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	3

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (5.10)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.30%	3/2009
Lowest Return	(21.87)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Total Dividend Fund	1 Year	Since Inception (06/16/2006)
Return Before Taxes Based on NAV	19.97%	(2.56)%
Return After Taxes on Distributions	18.63%	(3.57)%
Return After Taxes on Distributions and Sale of Fund Shares	12.85%	(2.71)%
Russell 3000 Index (Reflects no deduction for fees, expenses, or taxes)	28.34%	(0.97)%
WisdomTree Dividend Index (Reflects no deduction for fees, expenses, or taxes)	20.46%	(2.22)%

4	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

WisdomTree Trust Prospectus	5

WisdomTree Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Equity Income Index measures the performance of the highest yielding stocks within the WisdomTree Dividend Index. The WisdomTree Dividend Index is “fundamentally weighted.” The WisdomTree Dividend Index is weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in the Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in the WisdomTree Dividend Index. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yields. The top 30% of companies ranked by dividend yield in the WisdomTree Equity Dividend Index are included in the WisdomTree Equity Income Index.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

6	WisdomTree Trust Prospectus

To the extent that the WisdomTree Equity Income Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunication Investing. The Fund currently invests a relatively large percentage of its assets in the telecommunication industry. The telecommunication industry can be significantly affected by, among other things, government intervention and regulation, the need for companies to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, and technological innovations that may make the products and services of telecommunications companies obsolete.

■

Utilities Investing. The Fund currently invests a relatively large percentage of its assets in the utilities sector. The utilities sector can be significantly affected by, among other things, demand for services, government regulation, commodity prices and interest rate sensitivity.

WisdomTree Trust Prospectus	7

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (3.52)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.68%	3/2009
Lowest Return	(25.85)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Equity Income Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	17.70%	(6.17)%
Return After Taxes on Distributions	16.04%	(7.48)%
Return After Taxes on Distributions and Sale of Fund Shares	11.32%	(5.85)%
Russell 1000 Value Index (Reflects no deduction for fees, expenses, or taxes)	19.69%	(3.39)%
WisdomTree Equity Income Index (Reflects no deduction for fees, expenses, or taxes)	18.21%	(5.97)%

8	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

WisdomTree Trust Prospectus	9

WisdomTree Dividend ex-Financials Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Dividend Ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector. The Index consists primarily of large- and mid-capitalization companies listed on major U.S. stock exchanges that pass the Index’s market capitalization, liquidity and selection requirements.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

10	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Consumer Staples Investing. The Fund currently invests a relatively large percentage of its assets in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Utilities Investing. The Fund currently invests a relatively large percentage of its assets in the utilities sector. The utilities sector can be significantly affected by, among other things, demand for services, government regulation, commodity prices and interest rate sensitivity.

WisdomTree Trust Prospectus	11

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Dividend Top 100 Fund, and tracked the performance of the WisdomTree Dividend Top 100 Index.

The Fund’s year-to-date total return as of June 30, 2010 was (2.53)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.77%	2/2009
Lowest Return	(24.23)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Dividend ex-Financials Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	26.05%	(1.86)%
Return After Taxes on Distributions	24.13%	(3.15)%
Return After Taxes on Distributions and Sale of Fund Shares	16.74%	(2.29)%
Dow Jones U.S. Select Dividend Index (Reflects no deduction for fees, expenses, or taxes)	11.13%	(4.88)%
WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index* (Reflects no deduction for fees, expenses, or taxes)	26.93%	(1.53)%
*	Reflects performance of the WisdomTree Dividend Top 100 Index through May 7, 2009 and the WisdomTree Dividend ex-Financials Index thereafter.

12	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

WisdomTree Trust Prospectus	13

WisdomTree LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

14	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Consumer Staples Investing. The Fund currently invests a relatively large percentage of its assets in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree LargeCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (6.00)%.

WisdomTree Trust Prospectus	15

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.79%	2/2009
Lowest Return	(21.37)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree LargeCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	18.22%	(2.79)%
Return After Taxes on Distributions	16.90%	(3.74)%
Return After Taxes on Distributions and Sale of Fund Shares	11.72%	(2.87)%
S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)	26.46%	(1.08)%
WisdomTree LargeCap Dividend Index (Reflects no deduction for fees, expenses, or taxes)	18.82%	(2.43)%

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

16	WisdomTree Trust Prospectus

WisdomTree MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities and is, in this sense, a dividend-weighted U.S. mid-capitalization index.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

WisdomTree Trust Prospectus	17

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Investments in REITs. The Fund currently invests a relatively large percentage of its assets in real estate investment trusts or “REITs.” Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund’s performance

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

18	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree MidCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (0.56)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.96%	3/2009
Lowest Return	(24.64)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree MidCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	32.05%	(1.04)%
Return After Taxes on Distributions	30.51%	(2.20)%
Return After Taxes on Distributions and Sale of Fund Shares	20.63%	(1.55)%
S&P MidCap 400 Index (Reflects no deduction for fees, expenses, or taxes)	37.38%	0.97%
WisdomTree MidCap Dividend Index (Reflects no deduction for fees, expenses, or taxes)	32.63%	(1.58)%

WisdomTree Trust Prospectus	19

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

20	WisdomTree Trust Prospectus

WisdomTree SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index and that meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities and is, in this sense, a dividend-weighted U.S. small-capitalization index.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

WisdomTree Trust Prospectus	21

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Investments in REITs. The Fund currently invests a relatively large percentage of its assets in real estate investment trusts or “REITs.” Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund’s performance.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

22	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was 3.00%

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.68%	2/2009
Lowest Return	(27.04)%	1/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree SmallCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	21.17%	(3.14)%
Return After Taxes on Distributions	19.34%	(4.53)%
Return After Taxes on Distributions and Sale of Fund Shares	13.53%	(3.42)%
Russell 2000 Index (Reflects no deduction for fees, expenses, or taxes)	27.17%	(1.48)%
WisdomTree SmallCap Dividend Index (Reflects no deduction for fees, expenses, or taxes)	22.01%	(3.22)%

WisdomTree Trust Prospectus	23

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

24	WisdomTree Trust Prospectus

WisdomTree Total Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico), (ii) are listed on the New York Stock Exchange (“NYSE”), NASDAQ Global Select Market, or NASDAQ Global Market (“NASDAQ”), (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date, (iv) have a market capitalization of at least $100 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio (“P/E ratio”) of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes large-capitalization,

WisdomTree Trust Prospectus	25

mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the total U.S. market.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Health Care Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Health Care sector. These risks include but are not limited to: lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Technology Sector Investing. The Fund currently invests a relatively large percentage of its assets in the technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

26	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (5.99)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.64%	2/2009
Lowest Return	(22.26)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Total Earnings Fund	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	30.06%	(5.93)%
Return After Taxes on Distributions	29.13%	(6.60)%
Return After Taxes on Distributions and Sale of Fund Shares	19.45%	(5.37)%
Russell 3000 Index (Reflects no deduction for fees, expenses, or taxes)	28.34%	(6.80)%
WisdomTree Earnings Index (Reflects no deduction for fees, expenses, or taxes)	30.49%	(5.77)%

WisdomTree Trust Prospectus	27

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

28	WisdomTree Trust Prospectus

WisdomTree Earnings 500 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Earnings 500 Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily large-capitalization securities.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

WisdomTree Trust Prospectus	29

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Consumer Staples Investing. The Fund currently invests a relatively large percentage of its assets in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions

■

Health Care Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Health Care sector. These risks include but are not limited to: lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Technology Sector Investing. The Fund currently invests a relatively large percentage of its assets in the technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

30	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Earnings 500 Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (6.76)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.96%	2/2009
Lowest Return	(21.78)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Earnings 500 Fund	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	27.12%	(6.36)%
Return After Taxes on Distributions	26.13%	(7.02)%
Return After Taxes on Distributions and Sale of Fund Shares	17.53%	(5.73)%
S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)	26.46%	(6.75)%
WisdomTree Earnings 500 Index (Reflects no deduction for fees, expenses, or taxes)	27.68%	(6.06)%

WisdomTree Trust Prospectus	31

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

32	WisdomTree Trust Prospectus

WisdomTree MidCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree MidCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, income and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily mid-capitalization securities.

WisdomTree Trust Prospectus	33

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Health Care Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Health Care sector. These risks include but are not limited to: lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

■

Mid- and Small-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies as described in the Principal Investment Strategies of the Fund section above. The Fund’s criteria for mid- and small-capitalization companies does not set specific limits on market capitalization, but looks instead at all of the companies after the 500 largest stocks are removed from the WisdomTree Earnings Index. In certain market conditions, the Fund’s

34	WisdomTree Trust Prospectus

methodology may result in the mid-capitalization universe having exposure to small-capitalization companies as defined by strict capitalization based criteria. The securities of mid- and small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree MidCap Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (0.58)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.92%	2/2009
Lowest Return	(24.54)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree MidCap Earnings Fund	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	49.60%	(3.50)%
Return After Taxes on Distributions	48.95%	(3.97)%
Return After Taxes on Distributions and Sale of Fund Shares	32.17%	(3.24)%
S&P MidCap 400 Index (Reflects no deduction for fees, expenses, or taxes)	37.38%	(4.55)%
WisdomTree MidCap Earnings Index (Reflects no deduction for fees, expenses, or taxes)	50.54%	(3.48)%

WisdomTree Trust Prospectus	35

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

36	WisdomTree Trust Prospectus

WisdomTree SmallCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree SmallCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily small-capitalization securities.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

WisdomTree Trust Prospectus	37

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. The consumer discretionary sector includes, for example, automobile, retail and media companies. The consumer discretionary sector can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

38	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree SmallCap Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (1.07)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.38%	2/2009
Lowest Return	(24.70)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree SmallCap Earnings Fund	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	48.90%	(5.28)%
Return After Taxes on Distributions	48.54%	(5.67)%
Return After Taxes on Distributions and Sale of Fund Shares	31.73%	(4.68)%
Russell 2000 Index (Reflects no deduction for fees, expenses, or taxes)	27.17%	(7.98)%
WisdomTree SmallCap Earnings Index (Reflects no deduction for fees, expenses, or taxes)	49.57%	(5.40)%

WisdomTree Trust Prospectus	39

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

40	WisdomTree Trust Prospectus

WisdomTree LargeCap Value Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Value Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Value Index is a fundamentally weighted index that measures the performance of large-cap value companies. The WisdomTree LargeCap Value Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters and that meet The Index’s market capitalization, liquidity, and other requirements as of the Index measurement date. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders. WisdomTree Investments creates a “value” score for each company based on the company’s Price to Earnings Ratio, Price to Sales Ratio, and Price to Book Value and 1-year change in stock price. The top 30% of companies with the highest value scores within the 1000 largest companies by market capitalization are included in the WisdomTree LargeCap Value Index. Companies are weighted in the WisdomTree LargeCap Value Index annually based on earnings.

WisdomTree Trust Prospectus	41

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. Energy sector risks include but are not limited to: slowdowns in economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Mid-Capitalization Investing. The Fund currently invests a portion of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

42	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Low P/E/ LargeCap Value Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and investment objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Low P/E Fund, and tracked the performance of the WisdomTree Low P/E Index.

The Fund’s year-to-date total return as of June 30, 2010 was (9.12)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.39%	2/2009
Lowest Return	(25.20)%	4/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree LargeCap Value Fund	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	29.05%	(9.54)%
Return After Taxes on Distributions	28.06%	(10.25)%
Return After Taxes on Distributions and Sale of Fund Shares	18.79%	(8.37)%
Russell 1000 Value Index (Reflects no deduction for fees, expenses, or taxes)	19.69%	(10.20)%
WisdomTree Low P/E/ LargeCap Value Spliced Index* (Reflects no deduction for fees, expenses, or taxes)	29.86%	(9.31)%
*	Reflects performance of the WisdomTree Low P/E Index through June 19, 2009 and the WisdomTree LargeCap Value Index thereafter.

WisdomTree Trust Prospectus	43

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

44	WisdomTree Trust Prospectus

WisdomTree LargeCap Growth Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of growth companies within the broad U.S. stock market. The WisdomTree LargeCap Growth Index consists of companies that are listed on major exchanges in the U.S. and that pass The Index’s market capitalization, liquidity, and selection requirements. To be included in the Index, companies must have generated earnings on a cumulative basis in their prior four fiscal quarters. Of the eligible companies, the 1000 largest by market capitalization are ranked based on a score comprised of four growth metrics, which include: annual earnings per share growth; annual sales per share growth; annual book value per share growth; and, annual stock price per share growth. The top 30% ranked by a composite of these four growth metrics are selected for inclusion. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters prior to the Index measurement date, which occurs at the end of March. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders over their most recent four fiscal quarters.

WisdomTree Trust Prospectus	45

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. Energy sector risks include but are not limited to: slowdowns in economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Mid-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Technology Sector Investing. The Fund currently invests a relatively large percentage of its assets in the Technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

46	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree LargeCap Growth Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (8.42)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.16%	2/2009
Lowest Return	(4.87)%	1/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree LargeCap Growth Fund	1 Year	Since Inception (12/4/2008)
Return Before Taxes Based on NAV	27.06%	35.26%
Return After Taxes on Distributions	25.44%	33.66%
Return After Taxes on Distributions and Sale of Fund Shares	17.54%	29.06%
Russell 1000 Growth Index (Reflects no deduction for fees, expenses, or taxes)	37.21%	45.20%
WisdomTree LargeCap Growth Index (Reflects no deduction for fees, expenses, or taxes)	27.85%	36.10%

WisdomTree Trust Prospectus	47

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since December, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since December, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since December, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 49.

48	WisdomTree Trust Prospectus

Additional Summary Information

More Information About Benchmarks

Following is a description of each broad-based securities market index included in the tables showing average annual total returns and cumulative total returns for each Fund.

■	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

■	The Dow Jones U.S. Select Dividend Index measures the performance of 100 U.S. dividend-paying companies.

■	The S&P MidCap 400 Index is a capitalization-weighted index which measures the performance of the mid-cap range of the U.S. stock market.

■	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to represent the performance of the leading industries in the U.S. economy.

■	The Russell 2000 Index measures the performance of the smallest 2,000 securities in the Russell 3000 Index.

■	The Russell 1000 Value Index is a measure of the large-cap value segment of the U.S. equity universe selecting from the Russell 1000 Index.

■	The Russell 1000 Growth Index is a measure of the large-cap growth segment of the U.S. equity universe selecting from the Russell 1000 Index.

Buying and Selling Fund Shares

Each Fund is an “exchange-traded fund,” also known as an ETF. This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Funds through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem shares at NAV only in large blocks of shares (“Creation Units”) which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. Each Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of a Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Funds intend to make distributions that may be taxed as ordinary income or capital gains.

Additional Investment Objective, Strategy and Risk Information

General. Each Fund is an ETF. ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock trading to the benefits of traditional index-fund investing.

Investment Objective. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders.

Principal Investment Strategies. Each Fund is managed to track the performance of a specific stock Index created by WisdomTree Investments. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps.

The WisdomTree Indexes are “fundamentally weighted.” The Indexes differ from most traditional indexes in that the proportion, or weighting, of the securities in each Index is based on a measure of fundamental value, such as dividends or earnings. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

WisdomTree Trust Prospectus	49

The “Dividend Indexes” are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Dividend Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yields.

The “Earnings Indexes” weight securities based on either the amount of earnings of the companies in each Index or the earnings yields of such companies. This means that securities of companies that have higher earnings or earnings yields generally will be more heavily weighted in each Earnings Index and Fund. To determine a company’s earnings, each Earnings Index currently uses the concept of “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The LargeCap Growth and LargeCap Value Indexes are considered to be “Earnings Indexes” with earnings defined as a company’s reported net income, excluding special items, applicable to common shareholders.

Additional Risks of Investing in the Funds. The following information regarding the risks of investing in the Funds is in addition to those risks described in each Fund’s Summary. Risk information is applicable to all Funds unless otherwise noted.

Concentration Risk

To the extent that a Fund’s Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, a Fund may be more volatile than funds based on broader or less volatile market segments.

Financial Sector Risk

The Funds (other than the Dividend ex-Financials Fund) generally invest a relatively large percentage of their assets in the financial sector and therefore the performance of the Funds will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. Recently, this sector has been significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuation and stock price of companies in this sector and have increased the volatility of investments in this sector.

Fiscal Policy Risk

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Funds, and in particular, the Dividend Funds.

Interest Rate Risk

Some of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds. Rising interest rates could make bonds and other fixed income investments more attractive than stock investments.

Investment Style Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

50	WisdomTree Trust Prospectus

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Correlation Risk

As with all index funds, the performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. The use of sampling techniques may affect a Fund’s ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s SAI.

WisdomTree Trust Prospectus	51

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) has overall responsibility for the general management and administration of WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Investments, Inc.* (“WisdomTree Investments”) is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
WisdomTree Total Dividend Fund	0.28%
WisdomTree Equity Income Fund	0.38%
WisdomTree Dividend ex-Financials Fund	0.38%
WisdomTree LargeCap Dividend Fund	0.28%
WisdomTree MidCap Dividend Fund	0.38%
WisdomTree SmallCap Dividend Fund	0.38%
WisdomTree Total Earnings Fund	0.28%
WisdomTree Earnings 500 Fund	0.28%
WisdomTree MidCap Earnings Fund	0.38%
WisdomTree SmallCap Earnings Fund	0.38%
WisdomTree LargeCap Value Fund	0.38%
WisdomTree LargeCap Growth Fund	0.38%

Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management agrees to pay all expenses of each Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreements is available in the Trust’s Annual Report to Shareholders for the period ended March 31, 2010.

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017 and is a leader in ETF management.

Sub-Adviser

As sub-adviser, Mellon Capital Management Corporation (“Mellon Capital”) is responsible for the day-to-day management of the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 30, 2010, Mellon Capital had assets under management totaling approximately $170.6 billion. Mellon Capital is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund’s portfolio investments and places orders to buy and sell the Funds’ portfolio investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds as follows:

■	3 basis points (0.03%) of the first $2 billion in combined daily net assets of all Domestic Equity ETFs;

■	2 basis points (0.02%) of the next $3 billion in combined daily net assets of all Domestic Equity ETFs; and

■	1.5 basis points (0.015%) of the combined daily net assets of all Domestic Equity ETFs in excess of $5 billion.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

52	WisdomTree Trust Prospectus

Portfolio Managers

Each Fund is managed by Mellon Capital’s Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds’ portfolios are listed below.

Ms. Karen Q. Wong is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000. Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds. She is also responsible for the refinement and implementation of the equity portfolio management process. Ms. Wong is a Chartered Financial Analyst . She graduated with a BA from San Francisco State University, and obtained an MBA from San Francisco State University.

Mr. Richard A. Brown is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown is a Chartered Financial Analyst. He obtained an MBA from California State University at Hayward.

Mr. Thomas J. Durante is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Durante is a Chartered Financial Analyst. He graduated with a BA from Fairfield University.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

WisdomTree Trust Prospectus	53

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus and in each Fund’s Summary section.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every 15 seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund’s cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

Each Fund intends to pay out dividends, if any, to investors at least annually. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

54	WisdomTree Trust Prospectus

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right, to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

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Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only)

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by a Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from a Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of

56	WisdomTree Trust Prospectus

the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount Information

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange (the “Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate certain Indexes used by the Funds. S&P shall have no liability for any errors or omissions in calculating any Index.

WisdomTree Trust Prospectus	57

Cumulative Return Information

The following table shows the cumulative (not annual) total returns of each Fund’s shares, based on the shares’ NAV and market price, and of each Fund’s target index.

Cumulative Total Returns as of the Most Recent Fiscal Year Ended March 31, 2010

	1 Year	Since Inception
WisdomTree Total Dividend Fund
Return Based on NAV	50.83%	(4.58)%
Return Based on Market Price	49.37%	(5.33)%
Russell 3000 Index	52.44%	2.36%
WisdomTree Equity Income Fund
Return Based on NAV	58.47%	(18.10)%
Return Based on Market Price	56.73%	(18.94)%
Russell 1000 Value Index	53.56%	(5.49)%
WisdomTree Dividend ex-Financials Fund
Return Based on NAV	66.66%	(1.65)%
Return Based on Market Price	65.34%	(2.43)%
Dow Jones U.S. Select Dividend Index	53.07%	(11.28)%
WisdomTree LargeCap Dividend Fund
Return Based on NAV	46.53%	(5.99)%
Return Based on Market Price	45.49%	(6.74)%
S&P 500 Index	49.77%	1.41%
WisdomTree MidCap Dividend Fund
Return Based on NAV	77.34%	4.25%
Return Based on Market Price	75.84%	4.06%
S&P MidCap 400 Index	64.07%	12.88%
WisdomTree SmallCap Dividend Fund
Return Based on NAV	83.27%	(1.44)%
Return Based on Market Price	81.12%	(2.11)%
Russell 2000 Index	62.76%	3.26%
WisdomTree Total Earnings Fund
Return Based on NAV	53.82%	(11.46)%
Return Based on Market Price	52.96%	(11.85)%
Russell 3000 Index	52.44%	(13.35)%
WisdomTree Earnings 500 Fund
Return Based on NAV	49.49%	(12.92)%
Return Based on Market Price	48.95%	(13.26)%
S&P 500 Index	49.77%	(13.68)%
WisdomTree MidCap Earnings Fund
Return Based on NAV	82.49%	(1.45)%
Return Based on Market Price	81.91%	(1.58)%
S&P MidCap 400 Index	64.07%	(4.49)%
WisdomTree SmallCap Earnings Fund
Return Based on NAV	91.88%	(8.21)%
Return Based on Market Price	90.93%	(8.42)%
Russell 2000 Index	62.76%	(14.14)%

58	WisdomTree Trust Prospectus

	1 Year	Since Inception
WisdomTree LargeCap Value Fund
Return Based on NAV	55.57%	(20.77)%
Return Based on Market Price	54.94%	(20.95)%
Russell 1000 Value Index	53.56%	(21.45)%
WisdomTree LargeCap Growth Fund
Return Based on NAV	37.46%	42.36%
Return Based on Market Price	36.94%	41.93%
Russell 1000 Growth Index	49.75%	56.19%

Note: The prior day’s closing NAV and closing market price for each Fund’s shares is available at www.wisdomtree.com.

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

WisdomTree Trust Prospectus	59

Financial Highlights

WisdomTree Domestic Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$29.26	$51.81	$57.87	$50.32
Investment operations:
Net investment income[1]	1.14	1.54	1.68	1.18
Net realized and unrealized gain (loss)	13.61	(22.56)	(6.04)	7.28
Total from investment operations	14.75	(21.02)	(4.36)	8.46
Dividends and distributions to shareholders:
Net investment income	(1.12)	(1.53)	(1.68)	(0.91)
Capital gains	—	—	(0.02)	—
Total dividends and distributions to shareholders	(1.12)	(1.53)	(1.70)	(0.91)
Net asset value, end of period	$42.89	$29.26	$51.81	$57.87

TOTAL RETURN[2]	50.83%	(41.29)%	(7.77)%	16.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$132,971	$84,844	$88,071	$89,698
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.31%[3]
Net investment income	3.01%	3.91%	2.89%	2.76%[3]
Portfolio turnover rate[4]	16%	23%	10%	12%

WisdomTree Equity Income Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$22.98	$47.81	$57.99	$50.01
Investment operations:
Net investment income[1]	1.17	1.95	2.22	1.56
Net realized and unrealized gain (loss)	12.16	(24.80)	(10.19)	7.54
Total from investment operations	13.33	(22.85)	(7.97)	9.10
Dividends to shareholders:
Net investment income	(1.19)	(1.98)	(2.21)	(1.12)
Total dividends to shareholders	(1.19)	(1.98)	(2.21)	(1.12)
Net asset value, end of period	$35.12	$22.98	$47.81	$57.99

TOTAL RETURN[2]	58.47%	(49.06)%	(14.18)%	18.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$122,907	$101,091	$138,659	$205,874
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	3.72%	5.59%	3.88%	3.68%[3]
Portfolio turnover rate[4]	25%	45%	19%	11%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

60	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Domestic Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$29.86	$52.71	$57.97	$50.34
Investment operations:
Net investment income[1]	1.10	1.51	1.60	1.11
Net realized and unrealized gain (loss)	12.69	(22.91)	(5.21)	7.32
Total from investment operations	13.79	(21.40)	(3.61)	8.43
Dividends to shareholders:
Net investment income	(1.09)	(1.45)	(1.65)	(0.80)
Total dividends to shareholders	(1.09)	(1.45)	(1.65)	(0.80)
Net asset value, end of period	$42.56	$29.86	$52.71	$57.97

TOTAL RETURN[2]	46.53%	(41.25)%	(6.47)%	16.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$412,809	$294,135	$308,379	$333,339
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.29%[3]
Net investment income	2.89%	3.78%	2.74%	2.65%[3]
Portfolio turnover rate[4]	17%	25%	8%	13%

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$26.74	$51.14	$59.69	$50.12
Investment operations:
Net investment income[1]	1.60	1.81	2.10	1.40
Net realized and unrealized gain (loss)	16.01	(24.34)	(8.56)	9.09
Total from investment operations	17.61	(22.53)	(6.46)	10.49
Dividends to shareholders:
Net investment income	(1.59)	(1.87)	(2.09)	(0.92)
Total dividends to shareholders	(1.59)	(1.87)	(2.09)	(0.92)
Net asset value, end of period	$42.76	$26.74	$51.14	$59.69

TOTAL RETURN[2]	66.66%	(45.10)%	(11.15)%	20.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$190,277	$104,277	$166,205	$188,009
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.40%[3]
Net investment income	4.32%	4.57%	3.57%	3.29%[3]
Portfolio turnover rate[4]	57%	53%	16%	21%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	61

Financial Highlights

WisdomTree Domestic Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$26.80	$48.00	$58.02	$50.21
Investment operations:
Net investment income[1]	1.29	1.63	1.88	1.45
Net realized and unrealized gain (loss)	19.22	(21.16)	(10.12)	7.41
Total from investment operations	20.51	(19.53)	(8.24)	8.86
Dividends and distributions to shareholders:
Net investment income	(1.23)	(1.67)	(1.78)	(1.04)
Capital gains	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.23)	(1.67)	(1.78)	(1.05)
Net asset value, end of period	$46.08	$26.80	$48.00	$58.02

TOTAL RETURN[2]	77.34%	(41.61)%	(14.47)%	17.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$122,121	$65,655	$91,198	$78,333
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.43%[3]
Net investment income	3.34%	4.31%	3.38%	3.47%[3]
Portfolio turnover rate[4]	11%	43%	30%	12%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$24.06	$46.31	$57.41	$50.24
Investment operations:
Net investment income[1]	1.49	1.85	2.13	1.79
Net realized and unrealized gain (loss)	18.28	(22.26)	(11.10)	6.65
Total from investment operations	19.77	(20.41)	(8.97)	8.44
Dividends to shareholders:
Net investment income	(1.44)	(1.84)	(2.13)	(1.27)
Total dividends to shareholders	(1.44)	(1.84)	(2.13)	(1.27)
Net asset value, end of period	$42.39	$24.06	$46.31	$57.41

TOTAL RETURN[2]	83.27%	(45.27)%	(15.93)%	16.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$154,724	$73,369	$81,040	$111,948
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.42%[3]
Net investment income	4.21%	5.15%	3.97%	4.25%[3]
Portfolio turnover rate[4]	16%	65%	34%	16%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

62	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Domestic Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$27.52	$45.32	$48.99	$49.97
Investment operations:
Net investment income[1]	0.70	0.87	0.85	0.11
Net realized and unrealized gain (loss)	14.03	(17.87)	(3.56)	(1.00)
Total from investment operations	14.73	(17.00)	(2.71)	(0.89)
Dividends to shareholders:
Net investment income	(0.69)	(0.80)	(0.96)	(0.09)
Total dividends to shareholders	(0.69)	(0.80)	(0.96)	(0.09)
Net asset value, end of period	$41.56	$27.52	$45.32	$48.99

TOTAL RETURN[2]	53.82%	(37.86)%	(5.69)%	(1.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$47,789	$16,511	$15,861	$24,497
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.35%[3]
Net investment income	1.92%	2.33%	1.76%	2.21%[3]
Portfolio turnover rate[4]	16%	23%	11%	1%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$27.77	$45.77	$48.85	$49.77
Investment operations:
Net investment income[1]	0.68	0.91	0.94	0.11
Net realized and unrealized gain (loss)	12.98	(18.07)	(3.18)	(0.94)
Total from investment operations	13.66	(17.16)	(2.24)	(0.83)
Dividends to shareholders:
Net investment income	(0.68)	(0.84)	(0.84)	(0.09)
Total dividends to shareholders	(0.68)	(0.84)	(0.84)	(0.09)
Net asset value, end of period	$40.75	$27.77	$45.77	$48.85

TOTAL RETURN[2]	49.49%	(37.83)%	(4.72)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$77,422	$59,714	$54,927	$19,538
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%[3]
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.37%[3]
Net investment income	1.95%	2.49%	1.93%	2.24%[3]
Portfolio turnover rate[4]	21%	21%	8%	1%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	63

Financial Highlights

WisdomTree Domestic Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$26.19	$42.08	$48.77	$50.01
Investment operations:
Net investment income[1]	0.61	0.54	0.81	0.07
Net realized and unrealized gain (loss)	20.92	(15.88)	(6.90)	(1.25)
Total from investment operations	21.53	(15.34)	(6.09)	(1.18)
Dividends to shareholders:
Net investment income	(0.50)	(0.55)	(0.60)	(0.06)
Total dividends to shareholders	(0.50)	(0.55)	(0.60)	(0.06)
Net asset value, end of period	$47.22	$26.19	$42.08	$48.77

TOTAL RETURN[2]	82.49%	(36.73)%	(12.57)%	(2.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,306	$14,406	$25,247	$4,877
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.74%[3]
Net investment income	1.54%	1.49%	1.70%	1.47%[3]
Portfolio turnover rate[4]	19%	39%	45%	0%[5]

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$23.25	$38.96	$48.03	$50.03
Investment operations:
Net investment income[1]	0.37	0.47	0.58	0.06
Net realized and unrealized gain (loss)	20.96	(15.64)	(9.17)	(2.02)
Total from investment operations	21.33	(15.17)	(8.59)	(1.96)
Dividends to shareholders:
Net investment income	(0.25)	(0.54)	(0.48)	(0.04)
Total dividends to shareholders	(0.25)	(0.54)	(0.48)	(0.04)
Net asset value, end of period	$44.33	$23.25	$38.96	$48.03

TOTAL RETURN[2]	91.88%	(39.31)%	(17.97)%	(3.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$95,306	$13,948	$15,585	$9,607
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.58%[3]
Net investment income	0.97%	1.49%	1.28%	1.39%[3]
Portfolio turnover rate[4]	16%	51%	37%	0%[5]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Amount represents less than 1%.

64	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Domestic Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2010**	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period February 23, 2007* through March 31, 2007
Net asset value, beginning of period	$24.24	$43.53	$49.06	$49.99
Investment operations:
Net investment income[1]	0.65	0.86	1.03	0.10
Net realized and unrealized gain (loss)	12.75	(19.33)	(5.49)	(0.95)
Total from investment operations	13.40	(18.47)	(4.46)	(0.85)
Dividends to shareholders:
Net investment income	(0.63)	(0.82)	(1.07)	(0.08)
Total dividends to shareholders	(0.63)	(0.82)	(1.07)	(0.08)
Net asset value, end of period	$37.01	$24.24	$43.53	$49.06

TOTAL RETURN[2]	55.57%	(42.87)%	(9.31)%	(1.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$35,164	$20,607	$23,940	$24,529
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%[3]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.45%[3]
Net investment income	2.01%	2.60%	2.10%	1.98%[3]
Portfolio turnover rate[4]	71%	54%	20%	1%

*	Commencement of investment operations.

**	This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	65

Financial Highlights

WisdomTree Domestic Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Growth Fund	For the Year Ended March 31, 2010	For the period December 4, 2008* through March 31, 2009
Net asset value, beginning of period	$26.10	$25.28
Investment operations:
Net investment income[1]	0.49	0.09
Net realized and unrealized gain	9.22	0.81
Total from investment operations	9.71	0.90
Dividends and distributions to shareholders:
Net investment income	(0.46)	(0.08)
Capital gains	(0.76)	—
Total dividends and distributions to shareholders	(1.22)	(0.08)
Net asset value, end of period	$34.59	$26.10

TOTAL RETURN[2]	37.46%	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,485	$9,136
Ratio to average net assets of:
Net expenses	0.38%	0.38%[3]
Net investment income	1.53%	1.26%[3]
Portfolio turnover rate[4]	44%	1%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

66	WisdomTree Trust Prospectus

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WisdomTree Trust Prospectus	67

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68	WisdomTree Trust Prospectus

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2010 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-003-0710

PROSPECTUS

July 29, 2010

International Equity ETFs

WisdomTree Trust

WisdomTree International Equity ETFs*

WisdomTree DEFA Fund (DWM)	WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree DEFA Equity Income Fund (DTH)	WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree International Hedged Equity Fund (HEDJ)	WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International Dividend ex-Financials Fund (DOO)	WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree International LargeCap Dividend Fund (DOL)	WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree International MidCap Dividend Fund (DIM)	WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International SmallCap Dividend Fund (DLS)	WisdomTree India Earnings Fund (EPI)

WisdomTree Europe SmallCap Dividend Fund (DFE)	WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree Global Equity Income Fund (DEW)	WisdomTree International Energy Sector Fund (DKA)

WisdomTree Japan Hedged Equity Fund (DXJ)	WisdomTree International Utilities Sector Fund (DBU)

WisdomTree Japan SmallCap Dividend Fund (DFJ)	WisdomTree International Real Estate Fund (DRW)

*	Listed for trading on NYSE Arca, Inc., except GULF is listed on NASDAQ.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust Prospectus	1

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree DEFA Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the “WisdomTree DEFA Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.48%
*	Expense information in the table has been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Index is a fundamentally weighted index that measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet specified requirements as of the Index measurement date. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation

2	WisdomTree Trust Prospectus

between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks

WisdomTree Trust Prospectus	3

associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree DEFA Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (14.91)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.41%	2/2009
Lowest Return	(19.97)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree DEFA Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	31.37%	1.44%
Return After Taxes on Distributions	29.12%	0.32%
Return After Taxes on Distributions and Sale of Fund Shares	20.21%	0.55%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.78%	(0.01)%
WisdomTree DEFA Index (reflects no deduction for fees, expenses or taxes)	32.46%	2.15%

4	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	5

WisdomTree DEFA Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Equity Income Index measures the performance of the highest-dividend-yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the Index measurement date. The WisdomTree DEFA Equity Income Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-cap index for the high-yielding dividend segment of the industrialized world outside of the U.S. and Canada.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

6	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

WisdomTree Trust Prospectus	7

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree DEFA Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (19.00)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.97%	2/2009
Lowest Return	(23.38)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree DEFA Equity Income Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	36.40%	0.88%
Return After Taxes on Distributions	34.39%	(0.69)%
Return After Taxes on Distributions and Sale of Fund Shares	23.41%	(0.20)%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	34.23%	(0.62)%
WisdomTree DEFA Equity Income Index (reflects no deduction for fees, expenses or taxes)	36.91%	1.96%

8	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	9

WisdomTree International Hedged Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses*	0.58%
*	Expense information in the table has been restated to reflect current fees. WisdomTree Asset Management (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.58% of the Fund’s average daily net assets through July 31, 2011. This agreement may be terminated: (i) by the Board of Trustees of the Trust (the “Board”), for any reason at any time, or (ii) the Adviser, upon (90) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs an investment approach designed to track the performance of the WisdomTree DEFA International Hedged Equity Index. The Index and the Fund are designed to provide exposure to equity securities in Europe, Far East Asia and Australasia, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies in these regions. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The Index and the Fund seek to track the performance of equity securities in these developed markets that is attributable solely to stock prices.

10	WisdomTree Trust Prospectus

The Fund seeks to provide international equity returns while mitigating or “hedging” against currency fluctuations. The Index and the Fund are designed to have higher returns than an equivalent non-currency hedged investment when the U.S. dollar is going up in value relative to foreign currencies (e.g., the U.S. dollar is rising relative to the euro). Conversely, the Index and Fund are designed to have lower returns than an equivalent non-hedged investment when the U.S. dollar is falling in value relative to foreign currencies (e.g., the euro is rising relative to the U.S. dollar). Of course, there can be no guarantee that the Index or Fund will achieve its respective objective. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

To be included in the WisdomTree DEFA International Hedged Equity Index, companies must be incorporated and listed for trading in one of 16 developed-market European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Japan, Hong Kong, Singapore, or Australasia. The Index currently includes a relatively large percentage of companies organized in France and the United Kingdom. This may change from time to time based on the amount of dividends paid by companies in the Index. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index applies an applicable published WM/Reuters one-month currency forward rate to the total equity exposure of each country in the Index to adjust the value of each currency against the U.S. dollar.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund’s exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of its Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

WisdomTree Trust Prospectus	11

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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Foreign Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in its underlying Index against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs or for other reasons, the Fund’s exposure to the currencies included in the Index may not be fully hedged at all times. For example, the Fund may not hedge against exposure to currencies that represent a relatively smaller portion of the Index. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of your Fund shares. To the extent the Fund’s hedging strategies are not successful, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Cash Redemption Risk. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund intends to pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

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Derivative Investment Risk. The Fund intends to invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate, such as forward currency contracts and swaps. The Fund intends to invest in forward currency contracts, non-deliverable forward currency contracts, currency swaps and currency futures contracts. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Non-deliverable forward currency contracts are contracts where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. Derivatives are subject to a number of risks described elsewhere in this section, such as interest rate risk, market risk, capacity risk and management risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

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Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to

12	WisdomTree Trust Prospectus

more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

The Fund commenced operations on December 31, 2009 and therefore does not have a full calendar year of performance.

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since December, 2009.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since December, 2009.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since December, 2009.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	13

WisdomTree International Dividend ex-Financials Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International Dividend ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International Dividend ex-Financials Index measures the performance of high-dividend-yielding international stocks outside the financial sector. The Index consists primarily of large- and mid-capitalization companies incorporated in Europe, Far East Asia and Australasia that pass WisdomTree Investments’ market capitalization, liquidity and selection requirements.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

14	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom and France.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	15

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Telecommunication Investing. The Fund currently invests a relatively large percentage of its assets in the telecommunication industry. The telecommunication industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (14.38)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.30%	2/2009
Lowest Return	(24.86)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009*

WisdomTree International Dividend ex-Financials Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	37.05%	1.69%
Return After Taxes on Distributions	34.96%	(0.12)%
Return After Taxes on Distributions and Sale of Fund Shares	23.80%	0.32%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	34.23%	(0.62)%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index* (reflects no deduction for fees, expenses or taxes)	37.56%	2.13%
*	Reflects performance of the WisdomTree International Dividend Top 100 Index through May 7, 2009 and the WisdomTree International Dividend ex-Financials Index thereafter.

16	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	17

WisdomTree International LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of markets in Europe, Far East Asia and Australasia and that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of large-capitalization securities. In this sense, it is a dividend-weighted, large-capitalization index for Europe, Far East Asia and Australasia.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

18	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

■

Large-Capitalization Investing: The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	19

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International LargeCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (16.70)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.28%	2/2009
Lowest Return	(19.83)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree International LargeCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	30.00%	1.63%
Return After Taxes on Distributions	28.29%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares	19.31%	0.64%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.78%	(0.01)%
WisdomTree International LargeCap Dividend Index (reflects no deduction for fees, expenses or taxes)	30.36%	2.01%

20	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	21

WisdomTree International MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of primarily mid-capitalization securities. In this sense, it is a dividend-weighted, mid-capitalization index for Europe, Far East Asia and Australasia.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

22	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in Japan and the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks

WisdomTree Trust Prospectus	23

associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International MidCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (11.14)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.01%	2/2009
Lowest Return	(19.35)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree International MidCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	36.74%	2.37%
Return After Taxes on Distributions	35.26%	1.12%
Return After Taxes on Distributions and Sale of Fund Shares	23.71%	1.27%
MSCI EAFE Mid Cap Index (reflects no deduction for fees, expenses or taxes)	34.08%	(1.33)%
WisdomTree International MidCap Dividend Index (reflects no deduction for fees, expenses or taxes)	37.17%	2.27%

24	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	25

WisdomTree International SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index consists of primarily small-capitalization securities. In this sense, it is a dividend-weighted, small-capitalization index for Europe, Far East Asia and Australasia.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

26	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia, Japan and the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests

WisdomTree Trust Prospectus	27

more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (7.24)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.30%	2/2009
Lowest Return	(22.47)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree International SmallCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	42.00%	0.31%
Return After Taxes on Distributions	40.47%	(0.83)%
Return After Taxes on Distributions and Sale of Fund Shares	27.12%	(0.43)%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	46.78%	(1.31)%
WisdomTree International SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	44.32%	0.68%

28	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	29

WisdomTree Europe SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Europe SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

30	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

WisdomTree Trust Prospectus	31

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Europe SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (10.96)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.20%	2/2009
Lowest Return	(31.16)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

32	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Europe SmallCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	58.01%	(2.33)%
Return After Taxes on Distributions	55.56%	(4.38)%
Return After Taxes on Distributions and Sale of Fund Shares	37.33%	(3.14)%
MSCI Europe Small Cap Index (reflects no deduction for fees, expenses or taxes)	64.63%	0.59%
WisdomTree Europe SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	60.80%	(1.94)%

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	33

WisdomTree Global Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Operating Expenses*	0.58%
*	Expense information in the table has been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The Global Equity Income Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies in the U.S., developed and emerging markets. Companies in the Index must pass WisdomTree’s market capitalization, liquidity, and other requirements. At the Index measurement date, companies with market capitalizations of at least $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Index. Companies are weighted in the Index annually based on annual cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities that meet the Index requirements.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

34	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a relatively large percentage of its assets in companies organized in the United States and the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks

WisdomTree Trust Prospectus	35

associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Europe Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (13.36)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.28%	2/2009
Lowest Return	(24.50)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009*

WisdomTree Global Equity Income Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	34.07%	(0.45)%
Return After Taxes on Distributions	31.50%	(2.11)%
Return After Taxes on Distributions and Sale of Fund Shares	21.91%	(1.37)%
MSCI Europe Value/MSCI AC World Spliced Index** (reflects no deduction for fees, expenses or taxes)	33.65%	(2.09)%
WisdomTree Europe Equity Income/Global Equity Income Spliced Index* (reflects no deduction for fees, expenses or taxes)	33.72%	(0.08)%
*	Reflects performance of the WisdomTree Europe Equity Income Index through June 19, 2009 and the WisdomTree Global Equity Income Index thereafter.
**	Reflects performance of the MSCI Europe Value Index through June 19, 2009 and the MSCI AC World Index thereafter.

36	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	37

WisdomTree Japan Hedged Equity Fund

(Formerly, WisdomTree Japan Total Dividend Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs an investment approach designed to track the performance of the WisdomTree Japan Hedged Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Index and the Fund are designed to provide exposure to Japanese equity markets while at the same time mitigating exposure to fluctuations of the Japanese yen relative to the U.S. dollar. In this sense, the Fund “hedges” against fluctuations in the relative value of the yen against the U.S. dollar. When the U.S. dollar is going up in value relative to the Japanese yen, the Fund is structured to have higher returns than an equivalent non-hedged investment. Conversely, when the U.S. dollar is falling in value relative to the Japanese yen, the Fund is structured to have lower returns than an equivalent non-hedged investment.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund’s exposure to the Japanese yen. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate the Fund’s exposure to the yen. The return of the

38	WisdomTree Trust Prospectus

forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of its Index, before fees and expenses, will be 95% or better.

To be included in the WisdomTree Japan Hedged Equity Index, companies must be incorporated in Japan and listed for trading on the Tokyo Stock Exchange. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index applies published WM/Reuters currency forward rates to the total Japanese equity exposure in the Index to adjust the value of the Japanese yen against the U.S. dollar.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Cash Redemption Risk. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund intends to pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

WisdomTree Trust Prospectus	39

■

Derivative Investment Risk. The Fund intends to invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate, such as forward currency contracts and swaps. The Fund intends to invest in forward currency contracts, non-deliverable forward currency contracts, currency swaps and currency futures contracts. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Non-deliverable forward currency contracts are contracts where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities.

■

Foreign Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs or for other reasons, the Fund’s exposure to the Japanese yen may not be fully hedged at all times. Changes in currency exchange rates and the relative value of the Japanese yen and the U.S. dollar may affect the value of the Fund’s investment and the value of your Fund shares. To the extent the Fund’s hedging strategies are not successful, the U.S. dollar value of your investment in the Fund may go down if the value of the Japanese yen against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

40	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Japan Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective April 1, 2010. Fund performance prior to April 1, 2010 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Total Dividend Fund, and tracked the performance of the WisdomTree Japan Dividend Index.

The Fund’s year-to-date total return as of June 30, 2010 was (7.42)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.20%	2/2009
Lowest Return	(16.31)%	1/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Japan Hedged Equity Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	3.51%	(5.63)%
Return After Taxes on Distributions	3.02%	(6.08)%
Return After Taxes on Distributions and Sale of Fund Shares	2.27%	(4.97)%
MSCI Japan Index (reflects no deduction for fees, expenses and taxes)	6.25%	(6.62)%
WisdomTree Japan Dividend Index (reflects no deduction for fees, expenses and taxes)	3.80%	(5.65)%

WisdomTree Trust Prospectus	41

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

42	WisdomTree Trust Prospectus

WisdomTree Japan SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

WisdomTree Trust Prospectus	43

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

44	WisdomTree Trust Prospectus

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Japan SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was 5.07%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.03%	2/2009
Lowest Return	(16.07)%	1/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Japan SmallCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	3.27%	(6.59)%
Return After Taxes on Distributions	2.59%	(7.01)%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	(5.75)%
MSCI Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)	5.09%	(8.58)%
WisdomTree Japan SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	4.91%	(6.01)%

WisdomTree Trust Prospectus	45

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

46	WisdomTree Trust Prospectus

WisdomTree World ex-U.S. Growth Fund

(Formerly, WisdomTree Japan Equity Income Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree World ex-U.S. Growth Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree World ex-U.S. Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree World ex-U.S. Growth Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the Unites States. The Index consists of dividend paying companies that pass WisdomTree’s market capitalization, liquidity, and other requirements. WisdomTree creates a “growth” score for each company based on the company’s earnings per share, sales per share, book value per share and price per share. The top 30% of companies with the highest growth scores within the 1000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on annual cash dividends paid.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

WisdomTree Trust Prospectus	47

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Emerging Markets Investing. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions in that country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests

48	WisdomTree Trust Prospectus

more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Japan Equity Income/World ex-U.S. Growth Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s name and objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Equity Income Fund, and tracked the performance of the WisdomTree Japan Equity Income Index.

The Fund’s year-to-date total return as of June 30, 2010 was (9.60)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.07%	3/2009
Lowest Return	(17.67)%	1/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009*

WisdomTree World ex-U.S. Growth Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	17.11%	1.52%
Return After Taxes on Distributions	15.81%	0.72%
Return After Taxes on Distributions and Sale of Fund Shares	11.01%	0.82%
MSCI Japan Value/MSCI AC World ex USA Growth Spliced Index** (reflects no deduction for fees, expenses or taxes)	34.79%	2.76%
WisdomTree Japan Equity Income/World ex-U.S. Growth Spliced Index* (reflects no deduction for fees, expenses or taxes)	17.54%	1.85%
*	Reflects performance of the WisdomTree Japan Equity Income Index through June 19, 2009 and the WisdomTree World ex-U.S. Growth Index thereafter.
**	Reflects performance of the MSCI Japan Value Index through June 19, 2009 and the MSCI AC World ex-USA Growth Index thereafter.

WisdomTree Trust Prospectus	49

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

50	WisdomTree Trust Prospectus

WisdomTree Pacific ex-Japan Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Pacific ex-Japan Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Pacific ex-Japan Dividend Index measures the performance of companies in Hong Kong, Singapore, Australia and New Zealand that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, Australia or New Zealand. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted total market index for the dividend-paying segment of Hong Kong, Singapore, Australia and New Zealand.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

WisdomTree Trust Prospectus	51

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. As of June 30, 2010, the Fund had invested a relatively large percentage of its assets in companies organized in Australia (approximately 50%).

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

52	WisdomTree Trust Prospectus

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Pacific ex-Japan Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (9.47)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.04%	2/2009
Lowest Return	(24.05)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Pacific ex-Japan Total Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	59.43%	10.98%
Return After Taxes on Distributions	57.48%	9.12%
Return After Taxes on Distributions and Sale of Fund Shares	38.35%	8.23%
MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes)	72.81%	9.89%
WisdomTree Pacific ex-Japan Dividend Index (reflects no deduction for fees, expenses or taxes)	62.37%	12.30%

WisdomTree Trust Prospectus	53

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

54	WisdomTree Trust Prospectus

WisdomTree Pacific ex-Japan Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Pacific ex-Japan Equity Income Index . The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Pacific ex-Japan Equity Income Index measures the performance of the highest dividend paying stocks within the WisdomTree Pacific ex-Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Pacific ex-Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities. In this sense, it is a dividend-weighted, multi-capitalization index for the high-yielding dividend segment of Hong Kong, Singapore, Australia and New Zealand.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

WisdomTree Trust Prospectus	55

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. The Australia and New Zealand economies are dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources. As of June 30, 2010, the Fund had invested a relatively large percentage of its assets in companies organized in Australia (approximately 50%).

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-

56	WisdomTree Trust Prospectus

capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Pacific ex-Japan Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (14.56)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.96%	3/2009
Lowest Return	(27.00)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Pacific ex-Japan Equity Income Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	83.07%	11.02%
Return After Taxes on Distributions	80.60%	8.66%
Return After Taxes on Distributions and Sale of Fund Shares	53.58%	7.91%
MSCI Pacific ex-Japan Value Index (reflects no deduction for fees, expenses or taxes)	71.89%	8.17%
WisdomTree Pacific ex-Japan Equity Income Index (reflects no deduction for fees, expenses or taxes)	86.03%	11.75%

WisdomTree Trust Prospectus	57

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

58	WisdomTree Trust Prospectus

WisdomTree Emerging Markets Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets Equity Income Index measures the performance of emerging market stocks with relatively high dividend yields. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting the top 30% of Index constituents ranked by dividend yield from the WisdomTree Emerging Markets Dividend Index. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation

WisdomTree Trust Prospectus	59

between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Basic Materials Investing. The Fund currently invests a relatively large percentage of its assets in companies in the international basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Emerging Markets Investing. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

60	WisdomTree Trust Prospectus

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in Taiwan and South Africa.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Emerging Markets Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (5.62)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.76%	2/2009
Lowest Return	(21.24)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus	61

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Emerging Markets Equity Income Fund	1 Year	Since Inception (7/13/2007)
Return Before Taxes Based on NAV	61.37%	3.35%
Return After Taxes on Distributions	59.44%	1.87%
Return After Taxes on Distributions and Sale of Fund Shares	39.69%	1.89%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	78.51%	(3.64)%
WisdomTree Emerging Markets Equity Income Index (reflects no deduction for fees, expenses or taxes)	64.11%	4.21%

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

62	WisdomTree Trust Prospectus

WisdomTree Emerging Markets SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.63%
*	Expense information in the table has been restated to reflect current fees.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small cap stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index is composed of primarily small capitalization stocks.

WisdomTree Trust Prospectus	63

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Emerging Markets Investing. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

64	WisdomTree Trust Prospectus

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in Taiwan and South Africa.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

■

Technology Sector Investing. The Fund currently invests a relatively large percentage of its assets in the technology sector. The technology sector can be significantly affected by, among other things, supply and demand for specific products and services, the pace of technological development and government regulation.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Emerging Markets SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (3.49)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	34.32%	2/2009
Lowest Return	(21.23)%	4/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus	65

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Emerging Markets SmallCap Dividend Fund	1 Year	Since Inception (10/30/2007)
Return Before Taxes Based on NAV	85.97%	(4.40)%
Return After Taxes on Distributions	83.79%	(5.70)%
Return After Taxes on Distributions and Sale of Fund Shares	55.64%	(4.59)%
MSCI Emerging Markets SmallCap Index (reflects no deduction for fees, expenses or taxes)	113.79%	(8.29)%
WisdomTree Emerging Markets SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	90.58%	(3.12)%

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

66	WisdomTree Trust Prospectus

WisdomTree Middle East Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.30%
Expense Reimbursements	0.42%
Total Annual Fund Operating Expenses After Expense Reimbursement*	0.88%
*	WisdomTree Asset Management (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.88% of the Fund’s average daily net assets through July 31, 2011. This agreement may be terminated: (i) by the Board of Trustees of the Trust (the “Board”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest were to $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Middle East Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the Index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, or the United

WisdomTree Trust Prospectus	67

Arab Emirates (including Abu Dhabi and Dubai). As of the Index measurement date, shares of companies must be eligible to be purchased by foreign investors. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date. Companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Companies are weighted in the Index based on regular cash dividends paid in the annual cycle prior to the Index measurement date. Country weights are capped so that no country’s weight in the Index exceeds 33% at the annual Index measurement date.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Cash Redemption Risk. Unlike most ETFs, the Fund does not generally make in-kind redemptions because of the nature of its underlying investments. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

68	WisdomTree Trust Prospectus

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Investment Risk (Middle East). The Fund invests primarily in Middle Eastern countries. Certain Middle Eastern markets are only in the earliest stages of development and may be considered “frontier markets.” Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to protect its legal interests and its ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunication Investing. The Fund currently invests a relatively large percentage of its assets in the telecommunication industry. The telecommunication industry in the Middle East can be significantly affected by, among other things, commodity prices, government intervention and regulation, technological innovations that make existing products and services obsolete and consumer demand.

WisdomTree Trust Prospectus	69

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Middle East Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was 0.22%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.30%	2/2009
Lowest Return	(11.85)%	1/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree Middle East Dividend Fund	1 Year	Since Inception (7/16/2008)
Return Before Taxes Based on NAV	7.74%	(29.29)%
Return After Taxes on Distributions	6.07%	(30.04)%
Return After Taxes on Distributions and Sale of Fund Shares	5.04%	(24.99)%
MSCI Arabian Markets ex-Saudi Arabia Index (reflects no deduction for fees, expenses or taxes)	9.46%	(34.05)%
WisdomTree Middle East Dividend Index (reflects no deduction for fees, expenses or taxes)	13.28%	(26.50)%

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since July, 2008.

70	WisdomTree Trust Prospectus

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since July, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since July, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

WisdomTree Trust Prospectus	71

WisdomTree India Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses *	0.88%

*	WisdomTree Asset Management (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.88% of the Fund’s average daily net assets through July 31, 2011. This agreement may be terminated: (i) by the Board of Trustees of the Trust (the “Board”), for any reason at any time, or (ii) the Adviser, upon (90) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree India Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree India Earnings Index consists of companies that: (i) are incorporated in India, (ii) are listed on a major stock exchange in India; (iii) have generated at least $5 million in earnings in their fiscal year prior to the Index measurement date, (iv) have a market capitalization of at least $200 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, (vi) have traded at least 250,000 shares per month for each of the six months prior to the Index measurement date, and (vii) have a price to earnings ratio (“P/E ratio”) of at least 2 as of the Index measurement date. Companies are weighted in the Index based on earnings in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors.

72	WisdomTree Trust Prospectus

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Basic Materials Investing. The Fund currently invests a relatively large percentage of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. The basic materials sector can be significantly affected by, among other things: commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Cash Redemption Risk. Unlike most ETFs, the WisdomTree India Earnings Fund does not generally make in-kind redemptions because restrictions on in-kind transactions in India prevent the Fund from using this approach. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

WisdomTree Trust Prospectus	73

■

Emerging Markets Risk. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Geographic Concentration Risk (India). Because the Fund invests a significant portion of its assets in the securities of companies of a single country, it will be impacted by events or conditions affecting that country. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

74	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree India Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was 3.34%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	57.62%	2/2009
Lowest Return	(1.10)%	1/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree India Earnings Fund	1 Year	Since Inception (2/22/2008)
Return Before Taxes Based on NAV	101.20%	(5.28)%
Return After Taxes on Distributions	100.97%	(5.48)%
Return After Taxes on Distributions and Sale of Fund Shares	65.75%	(4.61)%
MSCI India Index (reflects no deduction for fees, expenses or taxes)	102.81%	(7.05)%
WisdomTree India Earnings Index (reflects no deduction for fees, expenses or taxes)	104.44%	(3.41)%

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

WisdomTree Trust Prospectus	75

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

76	WisdomTree Trust Prospectus

WisdomTree International Basic Materials Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Basic Materials Sector Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Basic Materials Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International Basic Materials Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that the Index classifies as being part of the “International Basic Materials” sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia (“DEFA Index”). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: metals and mining, chemicals, construction materials and paper and forest products.

WisdomTree Trust Prospectus	77

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Basic Materials Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Basic Materials sector. These risks include but are not limited to: commodity price volatility, sluggish demand for basic materials, world economic growth, product liability for environmental damage, depletion of natural resources, technological progress, and government regulations.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in the Australia, Germany, Japan and the United Kingdom.

■

Mid-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

78	WisdomTree Trust Prospectus

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Basic Materials Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (15.27)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.37%	2/2009
Lowest Return	(33.31)%	3/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree International Basic Materials Sector Fund	1 Year	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	57.73%	6.23%
Return After Taxes on Distributions	56.29%	5.17%
Return After Taxes on Distributions and Sale of Fund Shares	37.23%	4.60%
S&P Developed ex-U.S. BMI Materials Sector Index (reflects no deduction for fees, expenses or taxes)*	69.54%	(8.26)%
WisdomTree International Basic Materials Sector Index (reflects no deduction for fees, expenses or taxes)	58.82%	7.06%
*	The inception date of the S&P Developed ex-U.S. BMI Sector Index is 4/1/08. Accordingly, “Since Inception” data for this index is as of 4/1/08 rather than the inception date of the Fund.

WisdomTree Trust Prospectus	79

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

80	WisdomTree Trust Prospectus

WisdomTree International Energy Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International Energy Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International Energy Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that the Index classifies as being part of the “International Energy” sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia (“DEFA Index”). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: oil, gas, energy equipment and energy services.

WisdomTree Trust Prospectus	81

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Energy Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Energy sector. These risks include but are not limited to: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

■

Mid-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in securities of mid-capitalization companies. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than the market as a whole or other types of securities. As a result, the Fund may be more volatile than funds that invest in larger, more established companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a

82	WisdomTree Trust Prospectus

smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Energy Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (20.41)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.09%	2/2009
Lowest Return	(29.92)%	3/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree International Energy Sector Fund	1 Year	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	36.99%	4.25%
Return After Taxes on Distributions	35.21%	2.82%
Return After Taxes on Distributions and Sale of Fund Shares	23.88%	2.72%
S&P Developed ex-U.S. BMI Energy Sector Index (reflects no deduction for fees, expenses or taxes)*	46.88%	(2.92)%
WisdomTree International Energy Sector Index (reflects no deduction for fees, expenses or taxes)	38.88%	4.79%
*	The inception date of the S&P Developed ex-U.S. BMI Sector Index is 4/1/08. Accordingly, “Since Inception” data for this index is as of 4/1/08 rather than the inception date of the Fund.

WisdomTree Trust Prospectus	83

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

84	WisdomTree Trust Prospectus

WisdomTree International Utilities Sector Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International Utilities Sector Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International Utilities Sector Index measures the performance of companies in developed markets outside of the U.S. that pay regular cash dividends on shares of common stock that the Index classifies as being part of the “International Utilities” sector. The Index is derived from the WisdomTree Dividend Index of Europe, Far East and Australasia (“DEFA Index”). Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries included in the WisdomTree DEFA Index, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: electric utilities, gas utilities, multi-utilities, power procedures and energy traders.

WisdomTree Trust Prospectus	85

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France, Italy and the United Kingdom.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Utilities Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the International Utilities sector. These risks include but are not limited to: changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

86	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Utilities Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (19.40)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.23%	2/2009
Lowest Return	(21.69)%	1/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree International Utilities Sector Fund	1 Year	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	3.82%	0.54%
Return After Taxes on Distributions	1.91%	(0.74)%
Return After Taxes on Distributions and Sale of Fund Shares	2.34%	(0.29)%
S&P Developed ex-U.S. BMI Utilities Sector Index (reflects no deduction for fees, expenses or taxes)*	6.41%	(11.90)%
WisdomTree International Utilities Sector Index (reflects no deduction for fees, expenses or taxes)	4.00%	0.99%
*	The inception date of the S&P Developed ex-U.S. BMI Sector Index is 4/1/08. Accordingly, “Since Inception” data for this index is as of 4/1/08 rather than the inception date of the Fund.

WisdomTree Trust Prospectus	87

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

88	WisdomTree Trust Prospectus

WisdomTree International Real Estate Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International Real Estate Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock that the Index classifies as being part of the “International Real Estate” sector. Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries, Japan, Hong Kong, Singapore, Australia, or New Zealand, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies, real estate development companies, and diversified real estate investment trusts (“REITs”). The Index also includes companies that may be classified as Passive Foreign Investment Companies (“PFICs”).

WisdomTree Trust Prospectus	89

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in Hong Kong, Japan and Australia.

■

Investments in Real Estate, REITs and PFICs. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the international real estate market. The Fund generally invests a relatively large percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund’s performance. Investments in PFICs may decrease the tax efficiency of the Fund.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. During a general economic downturn, fixed income securities, equity securities, and commodities all may be negatively affected.

90	WisdomTree Trust Prospectus

Fixed-income securities with short-term maturities are generally less sensitive to such changes than fixed-income securities with longer term maturities or equity securities or commodities. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small- and Mid-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in securities of small- and mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Real Estate Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2010 was (9.87)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	36.89%	2/2009
Lowest Return	(27.99)%	4/2008

This table compares the Fund’s Shares’ average annual total returns to those of the Dow Jones Wilshire ex-US Real Estate Securities Index and the WisdomTree International Real Estate Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus	91

Average Annual Total Returns for the periods ending December 31, 2009

WisdomTree International Real Estate Fund	1 Year	Since Inception (6/5/2007)
Return Before Taxes Based on NAV	46.85%	(17.03)%
Return After Taxes on Distributions	41.80%	(18.95)%
Return After Taxes on Distributions and Sale of Fund Shares	30.07%	(15.16)%
Dow Jones Global ex-US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	40.11%	(19.73)%
WisdomTree International Real Estate Index (reflects no deduction for fees, expenses or taxes)	48.10%	(16.88)%

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to Additional Summary Information on page 93.

92	WisdomTree Trust Prospectus

Additional Summary Information

More Information About Benchmarks

Following is a description of each broad-based securities market index included in the tables showing average annual total returns and cumulative total returns for each Fund.

■	The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

■	The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.

■

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid capitalization equities in the developed markets excluding the US & Canada.

■	The MSCI EAFE Small Cap Index measures the performance of small cap stocks in the MSCI EAFE Index.

■	The MSCI Europe Small Cap Index measures the performance of small cap stocks in the MSCI Europe Index.

■	The MSCI Europe Value Index measures the performance of value stocks in the MSCI Europe Index.

■	The MSCI Japan Index is a subset of the MSCI EAFE Index and measures the performance of the Japanese equity market.

■	The MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index.

■	The MSCI Japan Value Index measures the performance of Value stocks in the MSCI Japan Index.

■	The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore, and New Zealand.

■	The MSCI Pacific ex-Japan Value Index measures the performance of Value stocks in the MSCI Pacific ex-Japan Index.

■	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

■	The MSCI Emerging Markets SmallCap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

■

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market cap index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Jordan and Morocco.

■	The MSCI India Index is a market cap weighed index that is designed to measure the performance of the Indian equity market.

■	S&P Developed ex-U.S. BMI Materials Sector Index represents the non-U.S. materials sub-industry of developed countries included in the BMI Global Index.

■	S&P Developed ex-U.S. BMI Energy Sector Index represents the non-U.S. energy sub-industry of developed countries included in the BMI Global Index.

■	S&P Developed ex-U.S. BMI Utilities Sector Index represents the non-U.S. utilities sub-industry of developed countries included in the BMI Global Index.

■

Dow Jones Global ex-US Select Real Estate Securities Index is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market capitalization.

Buying and Selling Fund Shares

Each Fund is an “exchange traded fund,” also known as an ETF. This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Funds through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem shares at NAV only in large blocks of shares (“Creation Units”) which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. Each Fund generally issues and

WisdomTree Trust Prospectus	93

redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of a Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Funds intend to make distributions that may be taxed as ordinary income or capital gains.

Additional Investment Objective, Strategy and Risk Information

General. Each Fund is an ETF. ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

Investment Objective. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (each an “Index” and together, the “Indexes”) developed by WisdomTree Investments. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders.

Principal Investment Strategies.

International Funds (except International Hedged Equity Fund and Japan Hedged Equity Fund). Each Fund is managed to track the performance of a specific Index created by WisdomTree Investments. Each Fund (except the International Hedged Equity Fund and the Japan Hedged Equity Fund) will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps.

International Hedged Equity Fund and the Japan Hedged Equity Fund. The International Hedged Equity Fund and the Japan Hedged Equity Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Funds also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between each Fund’s performance and that of its Index, before fees and expenses, will be 95% or better.

Indices. Each Index is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in each Index is based on a measure of fundamental value. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

The “Dividend Indexes” are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield. The World ex-U.S. Growth Index is considered a “Dividend Index.”

The “Earnings Indexes” weight securities based on either the amount of earnings of the companies in the Index or the earnings yields of such companies. The India Earnings Index weights companies based on earning in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” for this Index are determined using a company’s reported net income.

The DEFA International Hedged Equity Index is designed to provide exposure to equity securities in Europe, Far East Asia and Australasia, while at the same time hedging exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies in these regions. The Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time hedging exposure to fluctuations of the Japanese yen relative to the U.S. dollar. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The DEFA International Hedged Equity Index and the Japan Hedged Equity Index seek to track the performance of equity securities in these developed markets that is attributable solely to stock prices.

The “Sector Indexes” are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash

94	WisdomTree Trust Prospectus

dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

Additional Risks of Investing in the Funds. The following information regarding the risks of investing in the Funds is in addition to those risks described in each Fund’s Summary. Risk information is applicable to all Funds unless otherwise noted.

Concentration Risk

To the extent that a Fund’s Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

Currency Risk

Because a Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which a Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up.

Fiscal Policy Risk

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Funds, and in particular, the Dividend Funds.

Financial Sector Risk

The Funds (other than the International Dividend ex-Financials Fund) generally invest a relatively large percentage of their respective assets in the financial sector and therefore the performance of the Funds will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. Recently, this sector has been significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuation and stock price of companies in this sector and have increased the volatility of investments in this sector.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk

To the extent that a Fund’s Index invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Investment Style Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

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The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Interest Rate Risk

Some of the underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial and real estate sectors). The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Funds. Rising interest rates could make bonds and other fixed income investments more attractive than stock investments.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Correlation Risk

As with all index funds, the performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. The use of sampling techniques may affect a Fund’s ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s Statement of Additional Information (“SAI”).

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management (the “Adviser”) has overall responsibility for the general management and administration of the Trust and each of the Funds. WisdomTree Investments, Inc.* (“WisdomTree Investments”) is the parent company of the Adviser. The Adviser provides an investment program for each Fund. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

For the fiscal year ended March 31, 2010, the Funds paid advisory fees to the Adviser in the following amounts:

Name of Fund	Management Fee
WisdomTree DEFA Fund	0.48%
WisdomTree DEFA Equity Income Fund	0.58%
WisdomTree International Hedged Equity Fund	0.48%
WisdomTree International Dividend ex-Financials Fund	0.58%
WisdomTree International LargeCap Dividend Fund	0.48%
WisdomTree International MidCap Dividend Fund	0.58%
WisdomTree International SmallCap Dividend Fund	0.58%
WisdomTree Europe SmallCap Dividend Fund	0.58%
WisdomTree Global Equity Income Fund	0.58%
WisdomTree Japan Hedged Equity Fund	0.48%
WisdomTree Japan SmallCap Dividend Fund	0.58%
WisdomTree World ex-U.S. Growth Fund	0.58%
WisdomTree Pacific ex-Japan Total Dividend Fund	0.48%
WisdomTree Pacific ex-Japan Equity Income Fund	0.58%
WisdomTree Emerging Markets Equity Income Fund	0.63%
WisdomTree Emerging Markets SmallCap Dividend Fund	0.63%
WisdomTree Middle East Dividend Fund	0.68%
WisdomTree India Earnings Fund	0.68%
WisdomTree International Basic Materials Sector Fund	0.58%
WisdomTree International Energy Sector Fund	0.58%
WisdomTree International Utilities Sector Fund	0.58%
WisdomTree International Real Estate Fund	0.58%

Under the Investment Advisory Agreement for each Fund (other than the WisdomTree International Hedged Equity Fund, WisdomTree Middle East Dividend Fund, and WisdomTree India Earnings Fund), the Adviser agrees to pay all expenses of each Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, the Adviser arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The Adviser receives a fee of up to 0.0044% of each Fund’s assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

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For the WisdomTree International Hedged Equity Fund, WisdomTree Middle East Dividend Fund and WisdomTree India Earnings Fund, through July 31, 2011, the Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, transaction fees, and extraordinary expenses) from exceeding the average daily net assets of each Fund as follows:

Name of Fund	Total Expenses
WisdomTree International Hedged Equity Fund	0.58%
WisdomTree Middle East Dividend Fund	0.88%
WisdomTree India Earnings Fund	0.88%

The Adviser is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017 and is a leader in ETF management.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreements is available in the Trust’s Annual Report to Shareholders dated March 31, 2010, which covers the period from April 1, 2009 to March  31, 2010.

Sub-Adviser

As sub-adviser, Mellon Capital Management Corporation (“Mellon Capital”) is responsible for the day-to-day management of the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 30, 2010, Mellon Capital had assets under management totaling approximately $170.6 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund’s portfolio investments and places orders to buy and sell the Funds’ portfolio investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds as follows:

■	7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all International Equity ETFs;

■	5 basis points (0.05%) of the next $1 billion in combined daily net assets of all International Equity ETFs;

■	3 basis points (0.03%) of the next $3 billion in combined daily net assets of all International Equity ETFs; and

■	2 basis points (0.02%) of the combined daily net assets of all International Equity ETFs in excess of $5 billion.

The basis for the Board of Trustees’ approval of the Investment Sub-Advisory Agreements is available in the Trust’s Annual Report to Shareholders dated March 31, 2010.

Portfolio Managers

Each Fund is managed by Mellon Capital’s Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds’ portfolios are described below.

Ms. Karen Q. Wong is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000. Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds. She is also responsible for the refinement and implementation of the equity portfolio management process.

Ms. Wong is a Chartered Financial Analyst . She graduated with a BA from San Francisco State University, and obtained an MBA from San Francisco State University.

Mr. Richard A. Brown is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown is a Chartered Financial Analyst. He obtained an MBA from California State University at Hayward.

Mr. Thomas J. Durante is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Durante is a Chartered Financial Analyst. He graduated with a BA from Fairfield University.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

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Additional Information on Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.

Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus and in each Fund’s Summary section.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund’s cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund intends to pay out dividends, if any, to investors at least annually. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust

WisdomTree Trust Prospectus	99

companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before

100	WisdomTree Trust Prospectus

January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by a Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from a Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes. Because more than 50% of the total assets of each of the Funds consist of foreign stocks or securities, those Funds intend to “pass through” to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction or a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends and certain interest-rated dividends and short-term capital gain dividends for tax years prior to December 31, 2009 (unless extended)) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. Foreign persons should consult the SAI for further information.

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes on Sales of Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Taxes on the WisdomTree India Earnings Fund

The WisdomTree India Earnings Fund operates through the WisdomTree India Investment Portfolio, Inc., a wholly-owned subsidiary in the Republic of Mauritius. This allows the Fund to benefit from favorable tax treatment by the Indian government pursuant to a tax treaty (“Treaty”) between India and Mauritius. The Portfolio is advised by WisdomTree Asset Management, and is sub-advised by Mellon Capital. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the Treaty’s applicability to entities such as WisdomTree India Earnings Fund. No assurance can be given that the terms of the Treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this Treaty or in its applicability to WisdomTree India Earnings Fund could result in the imposition of withholding and other taxes on the Fund by tax authorities in India. This would reduce the return to the Fund on its investments and the return received by WisdomTree India Earnings Fund shareholders.

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Creation and Redemption

The shares that trade in the secondary market are “created” at NAV. Each Fund issues and redeems shares only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). Only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities approximating the holdings of a Fund and a designated amount of cash. Each business day prior to the opening of trading each Fund publishes the specific securities and designated amount of cash included in that day’s basket for the Fund through the National Securities Clearing Corporation (“NSCC”) or other method of public dissemination. Each Fund reserves the right to accept or pay out a basket of securities or cash that differs from the published basket. The Middle East Dividend Fund and the India Earnings Fund intend to issue and redeem Creation Units solely for cash. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Trust’s SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as such term is used in the Securities Act of 1933 (“Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount Information

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange (“Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

102	WisdomTree Trust Prospectus

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation.

WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate certain Indexes used by the Funds. S&P shall have no liability for any errors or omissions in calculating any Index.

Cumulative Return Information

The following table shows the cumulative (not annual) total returns of each Fund’s shares, based on the shares’ NAV and market price, and of each Fund’s target index.

Cumulative Total Returns as of the Most Recent Fiscal Year Ended March 31, 2010

International Equity Exchange-Traded Funds	1 Year	Since Inception
WisdomTree DEFA Fund
Return Based on NAV	51.43%	3.79%
Return Based on Market Price	51.83%	3.89%
MSCI EAFE Index	54.44%	0.82%
WisdomTree DEFA Equity Income Fund
Return Based on NAV	53.57%	(0.76)%
Return Based on Market Price	52.85%	(1.72)%
MSCI EAFE Value Index	58.52%	(2.42)%
WisdomTree International Hedged Equity Fund
Return Based on NAV	n/a	1.98%
Return Based on Market Price	n/a	2.43%
MSCI EAFE Local Currency Index	44.68%	4.29%
WisdomTree International Dividend ex-Financials Fund
Return Based on NAV	56.27%	3.58%
Return Based on Market Price	56.07%	2.29%
MSCI EAFE Value Index	58.52%	(2.42)%
WisdomTree International LargeCap Dividend Fund
Return Based on NAV	49.56%	3.60%
Return Based on Market Price	48.13%	2.53%
MSCI EAFE Index	54.44%	0.82%
WisdomTree International MidCap Dividend Fund
Return Based on NAV	59.59%	10.56%
Return Based on Market Price	57.80%	8.98%
MSCI EAFE Mid Cap Index	57.25%	(2.14)%
WisdomTree International SmallCap Dividend Fund
Return Based on NAV	66.50%	5.40%
Return Based on Market Price	65.35%	4.77%
MSCI EAFE Small Cap Index	70.02%	(0.02)%

WisdomTree Trust Prospectus	103

International Equity Exchange-Traded Funds	1 Year	Since Inception
WisdomTree Europe SmallCap Dividend Fund
Return Based on NAV	74.18%	(5.75)%
Return Based on Market Price	73.13%	(7.40)%
MSCI Europe Small Cap Index	82.91%	5.74%
WisdomTree Global Equity Income Fund
Return Based on NAV	62.13%	(1.73)%
Return Based on Market Price	61.75%	(2.32)%
MSCI Europe Value/MSCI AC World Spliced Index[1]	67.94%	(4.32)%
WisdomTree Japan Hedged Equity Fund (formerly Japan Total Dividend)
Return Based on NAV	33.33%	(12.21)%
Return Based on Market Price	30.06%	(11.61)%
MSCI Japan Index	37.87%	(15.13)%
WisdomTree Japan SmallCap Dividend Fund
Return Based on NAV	34.37%	(14.23)%
Return Based on Market Price	32.79%	(12.82)%
MSCI Japan Small Cap Index	34.24%	(20.83)%
WisdomTree World ex-U.S. Growth Fund
Return Based on NAV	46.04%	8.31%
Return Based on Market Price	42.86%	8.64%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[2]	58.32%	12.36%
WisdomTree Pacific ex-Japan Total Dividend Fund
Return Based on NAV	70.97%	48.01%
Return Based on Market Price	69.38%	47.67%
MSCI Pacific ex-Japan Index	82.20%	44.04%
WisdomTree Pacific ex-Japan Equity Income Fund
Return Based on NAV	93.79%	47.63%
Return Based on Market Price	91.48%	46.08%
MSCI Pacific ex-Japan Value Index	86.29%	35.44%
WisdomTree Emerging Markets Equity Income Fund
Return Based on NAV	73.33%	14.13%
Return Based on Market Price	72.09%	11.37%
MSCI Emerging Markets Index	81.08%	(6.56)%
WisdomTree Emerging Markets SmallCap Dividend Fund
Return Based on NAV	86.26%	(5.81)%
Return Based on Market Price	87.24%	(5.39)%
MSCI Emerging Markets SmallCap Index	118.10%	(12.94)%
WisdomTree Middle East Dividend Fund
Return Based on NAV	35.25%	(33.28)%
Return Based on Market Price	37.59%	(32.50)%
MSCI Arabian Markets ex-Saudi Arabia Index	42.02%	(39.27)%

[1]	Spliced Cap-Weighted Index – MSCI Europe Value Index through June 19, 2009, MSCI AC World Index thereafter.
[2]	Spliced Cap-Weighted Index – MSCI Japan Value Index through June 19, 2009, MSCI AC World ex-USA Growth Index thereafter.

104	WisdomTree Trust Prospectus

International Equity Exchange-Traded Funds	1 Year	Since Inception
WisdomTree India Earnings Fund
Return Based on NAV	112.11%	(5.74)%
Return Based on Market Price	112.54%	(6.12)%
MSCI India Index	115.88%	(8.46)%
International Sector Exchange-Traded Funds
WisdomTree International Basic Materials Sector Fund
Return Based on NAV	83.44%	25.01%
Return Based on Market Price	79.74%	23.14%
S&P Developed ex-U.S. BMI Materials Sector Index	80.66%	(11.58)%*
WisdomTree International Energy Sector Fund
Return Based on NAV	37.29%	10.55%
Return Based on Market Price	36.95%	8.86%
S&P Developed ex-U.S. BMI Energy Sector Index	49.63%	(6.78)%*
WisdomTree International Utilities Sector Fund
Return Based on NAV	26.42%	(2.96)%
Return Based on Market Price	25.39%	(3.77)%
S&P Developed ex-U.S. BMI Utilities Sector Index	28.93%	(22.73)%*
WisdomTree International Real Estate Fund
Return Based on NAV	74.20%	(38.25)%
Return Based on Market Price	72.12%	(39.10)%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	69.22%	(42.79)%

Note: The prior day’s closing NAV and closing market price for each Fund’s shares is available at www.wisdomtree.com.

*	The inception date of the S&P Developed ex-U.S. BMI Sector Index is 4/1/08. Accordingly, “Since Inception” data for this index is 4/1/08 rather than the inception date of the respective WisdomTree Fund.

WisdomTree Trust Prospectus	105

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

106	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$32.00	$63.02	$64.15	$49.94
Investment operations:
Net investment income[1]	2.00	1.89	1.70	0.86
Net realized and unrealized gain (loss)	14.24	(31.04)	(1.92)	13.58
Total from investment operations	16.24	(29.15)	(0.22)	14.44
Dividends and distributions to shareholders:
Net investment income	(2.11)	(1.87)	(0.91)	(0.21)
Capital gains	—	—	(0.00)[2]	(0.02)
Total dividends and distributions to shareholders	(2.11)	(1.87)	(0.91)	(0.23)
Net asset value, end of period	$46.13	$32.00	$63.02	$64.15

TOTAL RETURN[3]	51.43%	(46.61)%	(0.44)%	28.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$435,906	$302,385	$425,386	$128,303
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.19%**	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.51%[4]
Net investment income	4.63%	4.01%	2.54%	1.97%[4]
Portfolio turnover rate[5]	97%	30%	10%	11%

*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	107

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Equity Income Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$28.43	$60.10	$63.62	$49.77
Investment operations:
Net investment income[1]	1.56	2.45	2.20	1.19
Net realized and unrealized gain (loss)	13.44	(31.09)	(3.78)	12.94
Total from investment operations	15.00	(28.64)	(1.58)	14.13
Dividends to shareholders:
Net investment income	(1.58)	(3.03)	(1.94)	(0.28)
Total dividends to shareholders	(1.58)	(3.03)	(1.94)	(0.28)
Net asset value, end of period	$41.85	$28.43	$60.10	$63.62

TOTAL RETURN[2]	53.57%	(48.27)%	(2.72)%	28.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$142,297	$88,123	$240,408	$184,498
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.61%[3]
Net investment income	3.91%	5.27%	3.32%	2.71%[3]
Portfolio turnover rate[4]	36%	40%	16%	19%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

108	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund	For the period December 31, 2009* through March 31, 2010
Net asset value, beginning of period	$46.92
Investment operations:
Net investment income[1]	0.29
Net realized and unrealized gain (loss)	0.64
Total from investment operations	0.93
Dividends to shareholders:
Net investment income	(0.13)
Total dividends to shareholders	(0.13)
Net asset value, end of period	$47.72

TOTAL RETURN[2]	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,545
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.47	%**[3]
Expenses, prior to expense reimbursements	0.58%[3]
Net investment income	2.53%[3]
Portfolio turnover rate[4]	79%

*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	109

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$28.46	$64.01	$66.37	$49.77
Investment operations:
Net investment income[2]	1.50	2.93	2.29	1.03
Net realized and unrealized gain (loss)	14.24	(34.43)	(2.86)	15.80
Total from investment operations	15.74	(31.50)	(0.57)	16.83
Dividends and distributions to shareholders:
Net investment income	(1.51)	(4.05)	(1.79)	(0.22)
Capital gains	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.51)	(4.05)	(1.79)	(0.23)
Net asset value, end of period	$42.69	$28.46	$64.01	$66.37

TOTAL RETURN[3]	56.27%	(49.95)%	1.05%	33.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$164,338	$105,305	$390,485	$278,743
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.60%[4]
Net investment income	3.81%	5.90%	3.28%	2.30%[4]
Portfolio turnover rate[5]	69%	55%	24%	8%

*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

110	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$31.57	$61.86	$62.55	$49.86
Investment operations:
Net investment income[1]	1.50	2.11	1.80	0.85
Net realized and unrealized gain (loss)	13.91	(29.98)	(1.11)	12.14
Total from investment operations	15.41	(27.87)	0.69	12.99
Dividends to shareholders:
Net investment income	(1.64)	(2.42)	(1.38)	(0.30)
Total dividends to shareholders	(1.64)	(2.42)	(1.38)	(0.30)
Net asset value, end of period	$45.34	$31.57	$61.86	$62.55

TOTAL RETURN[2]	49.56%	(45.57)%	0.93%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$149,624	$78,928	$154,658	$87,569
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.52%[3]
Net investment income	3.54%	4.38%	2.69%	1.99%[3]
Portfolio turnover rate[4]	26%	30%	15%	8%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	111

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$31.55	$62.60	$67.56	$50.13
Investment operations:
Net investment income[1]	1.26	1.82	1.92	1.08
Net realized and unrealized gain (loss)	17.27	(30.64)	(4.95)	16.73
Total from investment operations	18.53	(28.82)	(3.03)	17.81
Dividends and distributions to shareholders:
Net investment income	(1.39)	(2.23)	(1.81)	(0.38)
Capital gains	—	—	(0.12)	—
Total dividends and distributions to shareholders	(1.39)	(2.23)	(1.93)	(0.38)
Net asset value, end of period	$48.69	$31.55	$62.60	$67.56

TOTAL RETURN[2]	59.59%	(46.43)%	(4.61)%	35.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$146,069	$88,334	$219,104	$168,889
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.61%[3]
Net investment income	2.88%	3.80%	2.76%	2.53%[3]
Portfolio turnover rate[4]	49%	32%	18%	44%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

112	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$29.08	$61.11	$67.80	$50.35
Investment operations:
Net investment income[1]	1.20	1.91	1.86	1.43
Net realized and unrealized gain (loss)	17.91	(31.83)	(7.08)	16.28
Total from investment operations	19.11	(29.92)	(5.22)	17.71
Dividends and distributions to shareholders:
Net investment income	(1.21)	(2.11)	(1.41)	(0.26)
Capital gains	—	—	(0.06)	—
Total dividends and distributions to shareholders	(1.21)	(2.11)	(1.47)	(0.26)
Net asset value, end of period	$46.98	$29.08	$61.11	$67.80

TOTAL RETURN[2]	66.50%	(49.23)%	(7.79)%	35.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$429,870	$244,307	$482,761	$298,315
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.60%[3]
Net investment income	2.87%	4.31%	2.71%	3.33%[3]
Portfolio turnover rate[4]	63%	43%	17%	39%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	113

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$22.44	$58.47	$70.15	$50.42
Investment operations:
Net investment income[1]	0.99	2.50	2.32	1.31
Net realized and unrealized gain (loss)	15.37	(35.53)	(9.78)	18.89
Total from investment operations	16.36	(33.03)	(7.46)	20.20
Dividends to shareholders:
Net investment income	(1.18)	(3.00)	(4.22)	(0.47)
Total dividends to shareholders	(1.18)	(3.00)	(4.22)	(0.47)
Net asset value, end of period	$37.62	$22.44	$58.47	$70.15

TOTAL RETURN[2]	74.18%	(56.75)%	(10.72)%	40.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,095	$13,467	$46,778	$147,316
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.62%[3]
Net investment income	2.92%	6.03%	3.33%	2.99%[3]
Portfolio turnover rate[4]	55%	63%	22%	47%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

114	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$26.84	$58.90	$63.15	$49.83
Investment operations:
Net investment income[2]	2.07	2.32	2.16	1.09
Net realized and unrealized gain (loss)	14.28	(31.66)	(4.38)	12.55
Total from investment operations	16.35	(29.34)	(2.22)	13.64
Dividends and distributions to shareholders:
Net investment income	(2.20)	(2.72)	(2.03)	(0.32)
Capital gains	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(2.20)	(2.72)	(2.03)	(0.32)
Net asset value, end of period	$40.99	$26.84	$58.90	$63.15

TOTAL RETURN[4]	62.13%	(50.56)%	(3.76)%	27.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$43,042	$18,787	$47,122	$50,520
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.26%**	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.65%[5]
Net investment income	5.49%	5.16%	3.32%	2.44%[5]
Portfolio turnover rate[6]	94%	47%	21%	24%

*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	115

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$32.02	$48.34	$57.00	$50.32
Investment operations:
Net investment income[1]	0.73	0.57	0.64	0.56
Net realized and unrealized gain (loss)	9.89	(16.09)	(8.82)	6.33
Total from investment operations	10.62	(15.52)	(8.18)	6.89
Dividends to shareholders:
Net investment income	(0.52)	(0.80)	(0.48)	(0.21)
Total dividends to shareholders	(0.52)	(0.80)	(0.48)	(0.21)
Net asset value, end of period	$42.12	$32.02	$48.34	$57.00

TOTAL RETURN[2]	33.33%	(32.36)%	(14.39)%	13.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,751	$19,212	$29,004	$51,301
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	1.72%	1.38%	1.17%	1.40%[3]
Portfolio turnover rate[4]	13%	11%	1%	6%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

116	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$31.47	$44.29	$52.33	$50.69
Investment operations:
Net investment income[1]	0.79	0.64	0.69	0.95
Net realized and unrealized gain (loss)	9.96	(12.97)	(8.12)	0.74
Total from investment operations	10.75	(12.33)	(7.43)	1.69
Dividends to shareholders:
Net investment income	(0.68)	(0.49)	(0.61)	(0.05)
Total dividends to shareholders	(0.68)	(0.49)	(0.61)	(0.05)
Net asset value, end of period	$41.54	$31.47	$44.29	$52.33

TOTAL RETURN[2]	34.37%	(27.98)%	(14.23)%	3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$157,850	$66,078	$75,300	$99,419
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	2.09%	1.68%	1.44%	2.75%[3]
Portfolio turnover rate[4]	45%	16%	3%	25%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	117

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree World ex-U.S. Growth Fund	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$35.41	$49.59	$59.42	$50.14
Investment operations:
Net investment income[2]	1.11	0.75	0.65	1.18
Net realized and unrealized gain (loss)	14.94	(13.89)	(9.50)	8.44
Total from investment operations	16.05	(13.14)	(8.85)	9.62
Dividends to shareholders:
Net investment income	(1.85)	(1.04)	(0.98)	(0.34)
Total dividends to shareholders	(1.85)	(1.04)	(0.98)	(0.34)
Net asset value, end of period	$49.61	$35.41	$49.59	$59.42

TOTAL RETURN[3]	46.04%	(26.84)%	(14.96)%	19.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,805	$21,245	$29,754	$95,069
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.58%[6]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.58%	0.64%[4]
Net investment income	2.54%	1.70%	1.18%	3.00%[4]
Portfolio turnover rate[5]	121%	47%	1%	6%

*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that are paid indirectly by the Fund. The Fund invests a portion of its assests in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

118	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Pacific ex-Japan Total Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$37.09	$73.00	$67.57	$49.71
Investment operations:
Net investment income[1]	1.79	2.86	2.69	1.40
Net realized and unrealized gain (loss)	24.23	(34.08)	4.61	16.85
Total from investment operations	26.02	(31.22)	7.30	18.25
Dividends to shareholders:
Net investment income	(1.71)	(4.69)	(1.87)	(0.39)
Total dividends to shareholders	(1.71)	(4.69)	(1.87)	(0.39)
Net asset value, end of period	$61.40	$37.09	$73.00	$67.57

TOTAL RETURN[2]	70.97%	(42.77)%	(10.58)%	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$89,033	$37,086	$146,008	$74,329
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	3.11%	4.76%	3.42%	3.31%[3]
Portfolio turnover rate[4]	18%	31%	12%	21%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	119

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Pacific ex-Japan Equity Income Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$30.80	$63.30	$67.08	$49.02
Investment operations:
Net investment income[1]	2.23	3.00	3.24	2.18
Net realized and unrealized gain (loss)	26.27	(31.22)	(3.40)	16.40
Total from investment operations	28.50	(28.22)	(0.16)	18.58
Dividends and distributions to shareholders:
Net investment income	(2.06)	(4.28)	(3.48)	(0.52)
Capital gains	—	—	(0.14)	—
Total dividends and distributions to shareholders	(2.06)	(4.28)	(3.62)	(0.52)
Net asset value, end of period	$57.24	$30.80	$63.30	$67.08

TOTAL RETURN[2]	93.79%	(44.42)%	(0.69)%	38.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$117,339	$21,559	$56,966	$87,205
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.63%[3]
Net investment income	4.25%	6.25%	4.42%	5.11%[3]
Portfolio turnover rate[4]	25%	55%	16%	7%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

120	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Equity Income Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the period July 13, 2007* through March 31, 2008
Net asset value, beginning of period	$31.11	$51.82	$50.68
Investment operations:
Net investment income[1]	1.48	2.01	1.12
Net realized and unrealized gain (loss)	21.00	(20.76)	0.51
Total from investment operations	22.48	(18.75)	1.63
Dividends to shareholders:
Net investment income	(1.57)	(1.96)	(0.49)
Total dividends to shareholders	(1.57)	(1.96)	(0.49)
Net asset value, end of period	$52.02	$31.11	$51.82

TOTAL RETURN[2]	73.33%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$540,990	$177,355	$165,813
Ratios to average net assets of:
Net expenses	0.63%	0.63%	0.63%[3]
Net investment income	3.26%	4.96%	3.18%[3]
Portfolio turnover rate[4]	44%	67%	3%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	121

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the period October 30, 2007* through March 31, 2008
Net asset value, beginning of period	$24.62	$43.95	$51.50
Investment operations:
Net investment income[1]	1.02	1.56	0.37
Net realized and unrealized gain (loss)	20.00	(19.57)	(7.87)
Total from investment operations	21.02	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.13)	(1.32)	(0.05)
Total dividends to shareholders	(1.13)	(1.32)	(0.05)
Net asset value, end of period	$44.51	$24.62	$43.95

TOTAL RETURN[2]	86.26%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$342,754	$51,706	$52,742
Ratios to average net assets of:
Net expenses	0.63%[5]	0.63%	0.63%[3]
Net investment income	2.59%	4.98%	1.99%[3]
Portfolio turnover rate[4]	38%	64%	6%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that are paid indirectly by the Fund. The Fund invests a portion of its assests in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

122	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Middle East Dividend Fund	For the Year Ended March 31, 2010	For the period July 16, 2008* through March 31, 2009
Net asset value, beginning of period	$12.13	$24.59
Investment operations:
Net investment income[1]	0.53	0.32
Net realized and unrealized gain (loss)	3.68	(12.78)
Total from investment operations	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.70)	—
Total dividends to shareholders	(0.70)	—
Net asset value, end of period	$15.64	$12.13

TOTAL RETURN[2]	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,515	$7,279
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.88%	0.88%[3]
Expenses, prior to expense reimbursements/waivers	1.30%	1.49%[3]
Net investment income	3.63%	2.86%[3]
Portfolio turnover rate[4]	96%	26%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	123

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the period February 22, 2008* through March 31, 2008
Net asset value, beginning of period	$10.99	$22.57	$24.94
Investment operations:
Net investment income (loss)[1]	0.04	0.12	(0.01)
Net realized and unrealized gain (loss)	12.27	(11.60)	(2.36)
Total from investment operations	12.31	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.05)	(0.10)	—
Total dividends to shareholders	(0.05)	(0.10)	—
Net asset value, end of period	$23.25	$10.99	$22.57

TOTAL RETURN[2]	112.11%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$841,533	$169,195	$162,540
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements	0.88%	0.92%	2.10%[3]
Net investment income (loss)	0.19%	0.77%	(0.41)%[3]
Portfolio turnover rate[4]	33%	42%	0%[5]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Amount represents less than 1%.

124	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Basic Materials Sector Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$16.04	$35.96	$32.03	$25.46
Investment operations:
Net investment income[1]	0.47	0.65	0.61	0.25
Net realized and unrealized gain (loss)	12.80	(19.29)	3.58	6.32
Total from investment operations	13.27	(18.64)	4.19	6.57
Dividends and distributions to shareholders:
Net investment income	(0.41)	(1.28)	(0.26)	—
Capital gains	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.41)	(1.28)	(0.26)	—
Net asset value, end of period	$28.90	$16.04	$35.96	$32.03

TOTAL RETURN[3]	83.44%	(52.10)%	13.09%	25.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,137	$22,460	$93,507	$6,406
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.58%	0.88%[4]
Net investment income	1.91%	2.21%	1.62%	1.89%[4]
Portfolio turnover rate[5]	25%	53%	11%	0%[6]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

WisdomTree Trust Prospectus	125

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Energy Sector Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$18.61	$31.98	$28.55	$25.44
Investment operations:
Net investment income[1]	0.80	1.01	0.79	0.22
Net realized and unrealized gain (loss)	6.07	(12.84)	3.18	2.92
Total from investment operations	6.87	(11.83)	3.97	3.14
Dividends and distributions to shareholders:
Net investment income	(0.85)	(1.54)	(0.53)	(0.03)
Capital gains	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.85)	(1.54)	(0.54)	(0.03)
Net asset value, end of period	$24.63	$18.61	$31.98	$28.55

TOTAL RETURN[2]	37.29%	(37.05)%	13.84%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$45,569	$22,332	$57,562	$22,840
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.58%	0.69%[3]
Net investment income	3.36%	3.49%	2.43%	1.82%[3]
Portfolio turnover rate[4]	16%	38%	13%	1%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

126	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Utilities Sector Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$17.78	$32.73	$29.71	$24.96
Investment operations:
Net investment income[1]	0.87	1.25	0.55	0.18
Net realized and unrealized gain (loss)	3.77	(14.74)	2.75	4.61
Total from investment operations	4.64	(13.49)	3.30	4.79
Dividends and distributions to shareholders:
Net investment income	(0.96)	(1.46)	(0.28)	(0.04)
Capital gains	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.96)	(1.46)	(0.28)	(0.04)
Net asset value, end of period	$21.46	$17.78	$32.73	$29.71

TOTAL RETURN[3]	26.42%	(42.00)%	11.05%	19.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,348	$28,455	$78,561	$23,768
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%	0.58%	0.58%	0.68%[4]
Net investment income	4.17%	4.53%	1.62%	1.38%[4]
Portfolio turnover rate[5]	17%	50%	13%	1%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	127

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2010

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Real Estate Fund	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the period June 5, 2007* through March 31, 2008
Net asset value, beginning of period	$16.92	$41.84	$51.89
Investment operations:
Net investment income[1]	0.96	1.35	1.22
Net realized and unrealized gain (loss)	11.39	(25.46)	(9.32)
Total from investment operations	12.35	(24.11)	(8.10)
Dividends to shareholders:
Net investment income	(2.52)	(0.81)	(1.95)
Total dividends to shareholders	(2.52)	(0.81)	(1.95)
Net asset value, end of period	$26.75	$16.92	$41.84

TOTAL RETURN[2]	74.20%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$84,276	$40,619	$112,962
Ratios to average net assets of:
Net expenses	0.58%	0.58%	0.58%[3]
Net investment income	3.76%	4.55%	3.17%[3]
Portfolio turnover rate[4]	19%	35%	15%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

128	WisdomTree Trust Prospectus

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WisdomTree Trust Prospectus	129

WisdomTree Trust

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The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2010 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree®is a registered mark of WisdomTree

Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-002-0710

WISDOMTREE ® TRUST

STATEMENT OF ADDITIONAL INFORMATION

July 29, 2010

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following separate investment portfolios (each, a “Fund”) of WisdomTree Trust (the “Trust”), as each such Prospectus may be revised from time to time:

WISDOMTREE DOMESTIC EQUITY FUNDS

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WISDOMTREE INTERNATIONAL EQUITY FUNDS

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund) (DXJ)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree India Earnings Fund (EPI)

WISDOMTREE INTERNATIONAL SECTOR FUNDS

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

The current Prospectus for each of the Funds is dated July 29, 2010. The LargeCap Growth Fund and LargeCap Value Fund are considered part of the Domestic Earnings Fund family. The World ex-U.S. Growth Fund is considered part of the International Dividend Fund family. The Domestic Dividend Funds and the Domestic Earnings Funds are sometimes referred to as the “Domestic Funds.” The International Dividend Funds, International Earnings Funds and International Sector Funds are sometimes referred to as the “International Funds.” Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds’ audited financial statements for the most recent fiscal year are incorporated in this SAI by reference to the Funds’ most recent Annual Reports to Shareholders (File No. 811-21864). You may obtain a copy of the Funds’ Annual Reports at no charge by request to the Fund at the address or phone number noted below.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

SAI dated July 29, 2010

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following Funds:

WISDOMTREE DOMESTIC EQUITY FUNDS

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree LargeCap Dividend Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

Wisdom Tree LargeCap Growth Fund

WISDOMTREE INTERNATIONAL EQUITY FUNDS

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund

WisdomTree International Hedged Equity Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Global Equity Income Fund

WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund)

WisdomTree Japan SmallCap Dividend Fund

WisdomTree World ex-U.S. Growth Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund

WisdomTree Emerging Markets Equity Income Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WisdomTree India Earnings Fund

WISDOMTREE INTERNATIONAL SECTOR FUNDS

WisdomTree International Basic Materials Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree International Real Estate Fund

Each Fund described in this SAI seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) that defines a specific segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”), the investment adviser to each Fund. Mellon Capital Management Corporation (“Mellon Capital”) is the investment sub-adviser (“Sub-Adviser”) to each Fund. ALPS Distributors, Inc. is the distributor (the “Distributor”) of the shares of each Fund.

Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as NYSE Arca or the NASDAQ Stock Market (“NASDAQ”) (each, a “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

PRINCIPAL INVESTMENT STRATEGY

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to beat the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as “indexing,” may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of each Fund’s (except the International Hedged Equity Fund’s and Japan Hedged Equity Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The International Funds, from time to time, may have less than 95% of their assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Fund may not have less than 90% of its total assets invested in securities of its underlying Index. WisdomTree Asset Management expects that, over time, the correlation between each Fund’s performance and that of its underlying Index, before fees and expenses, will be 95% or better.

The International Hedged Equity Fund and Japan Hedged Equity Fund each seek to track the performance of their respective Index while at the same time mitigating or “hedging” against currency fluctuations between the value of the U.S. dollar and selected non-U.S. currencies depending on the Fund.

As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for a Fund.

The WisdomTree India Earnings Fund attempts to achieve its investment objective by investing in securities through the WisdomTree India Investment Portfolio, Inc. (the “India Portfolio”), a wholly owned subsidiary of the WisdomTree India Earnings Fund. References to the investment strategies and other policies of the India Earnings Fund should be understood to also refer to the strategies and policies of the India Portfolio. The India Portfolio is advised by WisdomTree Asset Management and sub-advised by Mellon Capital.

GENERAL RISKS

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or even long periods of time.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

An investment in the WisdomTree International Hedged Equity Fund or the Japan Hedged Equity Fund should be made with the understanding that this Fund attempts to minimize or “hedge” against changes in the value of the U.S. dollar against specified non-U.S. currencies. The other International Funds do not seek to hedge against such fluctuations.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantee that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Both domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil in late 2008 and throughout much of 2009. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

LACK OF DIVERSIFICATION. Each Fund is considered to be “non-diversified.” A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

Each of the Funds intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Code, so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain RIC qualification under Subchapter M.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

CURRENCY TRANSACTIONS. The International Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than the International Hedged Equity Fund and the Japan Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The International Hedged Equity Fund invests in various types of currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Japan Hedged Equity Fund invests in various types of currency contracts to hedge against changes in the value of the U.S. dollar again the Japanese yen.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the “Counterparty”) based on the change in market value or level of a specified currency. In return, the Counterparty agrees to make payment to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of its underlying Index and may lower the Fund’s return. A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

EQUITY SECURITIES. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may cause the value of a Fund’s shares to also decline.

DERIVATIVES. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. A Fund’s use of derivative instruments will be underpinned by investments in short term, high-quality U.S. money market securities.

With respect to certain kinds of derivative transactions entered into by the Funds that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value, except that deliverable forward contracts for currencies that are liquid will be treated as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify its asset segregation policies in the future.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian Real). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Futures, Options and Options on Futures Contracts. Each Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies. The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. Each Fund may purchase or otherwise invest in shares of affiliated exchange traded funds. Each Fund may invest in affiliated money market funds.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The International Funds invest a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Funds to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Certain non-U.S. issuers in which the Funds, and in particular the International Real Estate Fund, may invest may be treated as passive foreign investment companies (“PFICs”). Investments in PFICs may decrease the tax efficiency of a Fund. For a more detailed discussion of the U.S. federal income tax consequences of a Fund’s investment in PFICs, please see the section titled “Taxes.”

Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities. The Emerging Markets SmallCap Dividend, Emerging Markets Equity Income, India Earnings and Middle East Dividend Funds invest substantially all of their assets in markets that are considered to be “emerging.” WisdomTree Global Equity Income and World ex-U.S. Growth Funds also invest a portion of their assets in emerging market securities. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Frontier Markets Securities. The Middle East Dividend Fund invests in countries that are generally considered to be “frontier markets.” The economies of frontier markets included in the WisdomTree Middle East Dividend Index (i.e., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries are restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of the Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, including many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Certain frontier countries impose additional restrictions, such as requiring governmental approval prior to investments by foreign persons, limiting the amount of investments by foreign persons in a particular issuer, limiting investments by foreign persons to a particular class of securities of an issuer that may have less advantageous rights than other classes, and imposing additional taxes. For countries that require prior government approval, delays in obtaining such approval would delay investments, and consequently the Fund may be unable to invest in all of the securities included in the Index until such approval is final. This could increase Index tracking error. Some frontier countries may also limit investment in issuers in industries considered essential to national interests and may require governmental approval for the repatriation of investment income, capital or the proceeds of security sales by foreign investors, including the Fund. Some frontier country governments may levy certain taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will decrease the income generated from investments in such countries.

Some banks that are eligible foreign sub-custodians in frontier markets may have been organized only recently or may otherwise not have extensive operating experience. There may also be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian, such as in cases where the sub-custodian becomes bankrupt. Settlement systems may not be as established as in developed markets or even emerging markets. As a result, settlements may be delayed and cash or Fund securities may be jeopardized because of system defects. In addition, the laws of certain countries in which the Fund invests may require the Fund to release local shares before receiving cash payment, or to make cash payment before receiving local shares. This increases the risk of loss to the Fund.

The Fund invests in some frontier countries that use share blocking. “Share blocking” refers to the practice of predicating voting rights related to an issuer’s securities on those securities being blocked from trading at the custodian or sub-custodian level for a period of time near the date of a shareholder meeting. Such restrictions have the potential to effectively prevent securities from being voted and from trading within a specified number of days before, and in some cases after, the shareholder meeting. Share blocking may preclude the Fund from purchasing or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. Although practices may vary by market, a blocking period may last from one day to several weeks. Once blocked, the block may be removed only by withdrawing a previously cast vote or abstaining from voting completely, a process that may be burdensome. In certain countries, the block cannot be removed. Share blocking may impose operational difficulties on the Fund, including the potential effect that a block would have on pending trades. Share blocking may cause pending trades to fail or remain unsettled for an extended period of time. Trade failures may also expose the transfer agent and the Fund to situations in which a counterparty may have the right to go to market, buy a security at the current market price and have any additional expense borne by the Fund or transfer agent if the counterparty is unable to deliver shares after a certain period of time. The Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets. These and other factors could have a negative impact on Fund performance.

Investments in Australia. Certain of the International Funds may invest in companies organized and listed in Australia. The Pacific ex-Japan Total Dividend Fund and the Pacific ex-Japan Equity Income Fund generally invest a relatively large percentage of their assets in companies organized in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in Brazil. Certain of the International Funds may invest in companies organized and listed in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government, including (i) investment and repatriation controls, which could affect the Fund’s ability to operate, and to qualify for, the favorable tax treatment afforded to regulated investment companies for U.S. Federal income tax purposes; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy; (v) high rates of inflation; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on a Fund’s performance.

Investments in Canada. Certain of the International Funds may invest in companies organized and listed in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in China and Hong Kong. Certain of the International Funds may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in the Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund’s performance.

Investments in France. Certain of the International Funds may invest in companies organized and listed in France. France is a member of the European Economic and Monetary Union (“EMU”). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund’s performance.

Investments in Germany. Certain of the International Funds may invest in companies organized and listed in Germany. Germany is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on a Fund’s performance.

Investments in India. The India Earnings Fund, Emerging Markets Equity Income Fund, Emerging Markets SmallCap Dividend Fund, Global Equity Income Fund and World ex-U.S. Growth Fund invest in securities listed and traded in India. Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of those of more developed nations. Unanticipated political or social developments in India and surrounding regions may affect the value of a Fund’s investments and the value of Fund shares. Although the government has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in Indian courts than it is in the United States.

The market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of a Fund’s portfolio or inhibit the Fund’s ability to achieve its investment objective. A Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, a Fund’s ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund’s investments. To mitigate these risks, a Fund may maintain a higher cash position than it otherwise would, or a Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on a Fund’s performance.

Investments in Japan. Certain of the International Funds may invest in companies organized and listed in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in the Middle East. The Middle East Dividend Fund invests in companies organized and listed in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. Markets in the Middle East generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets also have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. The legal systems in certain Middle Eastern countries may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than the Fund’s actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern country. These and other factors could have a negative impact on a Fund’s performance.

Investments in Singapore. Certain of the International Funds may invest in companies organized and listed in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Africa. The Emerging Markets Equity Income Fund, Emerging Markets SmallCap Dividend Fund, Global Equity Income Fund and World ex-U.S. Growth Fund may invest in companies organized and listed in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries), certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa’s currency may be vulnerable to devaluation. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Korea. The Emerging Markets Equity Income Fund, Emerging Markets SmallCap Dividend Fund, Global Equity Income Fund and World ex-U.S. Growth Fund may invest in companies organized and listed in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on a Fund’s performance.

Investments in Taiwan. The Emerging Markets Equity Income Fund, Emerging Markets SmallCap Dividend Fund, Global Equity Income Fund and World ex-U.S. Growth Fund may invest in companies organized and listed in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund’s performance.

Investments in the United Kingdom. Certain of the International Funds invest in companies organized and listed in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund’s performance.

PARTICIPATION CERTIFICATES. The Middle East Dividend Fund, India Earnings Fund, Emerging Markets Equity Income Fund, Emerging Markets SmallCap Dividend Fund, Global Equity Income Fund and World ex-U.S. Growth Fund may invest in participation certificates (“Participation Certificates”) as a substitute for investing directly in securities included in their respective WisdomTree Indexes. These instruments are also referred to as “Participation Notes.” Participation Certificates are certificates or notes issued by banks or broker-dealers and are designed to provide returns corresponding to the performance of an underlying equity security or market. Participation Certificates are subject to the risk that the issuer of the note will default on its obligation, in which case the Fund could lose the entire value of its investment. The use of Participation Certificates can increase tracking error relative to the Index. A holder of a Participation Certificate that is linked to an underlying security may receive any dividends paid in connection with the underlying security. However, a holder of a Participation Certificate does not have voting rights, as the holder would if it owned the underlying security directly. Investing in a Participation Certificate may subject the Funds to counterparty risk. In addition, there can be no assurance that the trading price of a Participation Certificate will be equal to the underlying value of the company or market that it seeks to replicate. The Fund will be relying on the creditworthiness of the counterparty issuing the Participation Certificate and would lose its investment if such counterparty became insolvent. The Fund will have no rights against the issuer of the underlying security. A Participation Certificate may also include transaction costs in addition to those applicable to a direct investment in securities. The markets on which the Participation Certificates are traded may be less liquid than the markets for other securities due to liquidity and transfer restrictions. The markets for Participation Certificates typically are “over the counter” and may be less transparent than the markets for listed securities. This may limit the availability of pricing information and may make it more difficult for the Fund to accurately value its investments in Participation Certificates. This may increase tracking error relative to the Index.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. Risks associated with investments in securities of REITs include: decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code, and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

TRACKING STOCKS. Each Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of Mellon Capital. The Trust has delegated to Mellon Capital the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and Mellon Capital’s role in implementing such guidelines.

Mellon Capital, through its participation on The Bank of New York Mellon (“BNY Mellon”) Corporation’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues. Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the WisdomTree Asset Management and Mellon Capital (together, the “Advisers”). The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As exchange traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each, a “Listing Exchange”) is open for business. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Each Fund may disclose on the Funds’ website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisers, the Funds’ distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

DESCRIPTION OF THE WISDOMTREE INDEXES

Brief descriptions of the Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes is available at www.wisdomtree.com.

Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company generally must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the New York Stock Exchange (“NYSE”), or the NASDAQ. To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, ETFs, PFICs and derivative securities, such as warrants and rights, are not eligible (though PFICs are eligible to be included in the International Real Estate Fund).

In order to be included in one of the WisdomTree Domestic Earnings Indexes, a company must: (i) be incorporated in the United States (including Puerto Rico); (ii) be listed on the NYSE, NASDAQ Global Select or NASDAQ Global Market (collectively, the “NASDAQ Market”); (iii) have generated positive earnings on a cumulative basis in its most recent four fiscal quarters preceding the Index measurement date; (iv) have a market capitalization of at least $100 million on the Index measurement date; (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date; and (vi) have a price to earnings ratio (“P/E ratio”) of at least two as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. Common stocks, tracking stocks, and holding companies are eligible for inclusion. REITs, ADRs, GDRs and EDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds and ETFs. Derivative securities, such as warrants and rights, are not eligible.

The WisdomTree DEFA International Hedged Equity Index, the WisdomTree Japan Hedged Equity Index, the WisdomTree India Earnings Index, the WisdomTree LargeCap Growth Index, and the LargeCap Value Index each use a slightly different approach from the Indexes described above. These Indexes are described in more detail below.

Annual Index Reconstitution. The WisdomTree Indexes are “reconstituted” on an annual basis. New securities are added to the Indexes only during the “annual reconstitution.” The annual reconstitution of the Domestic Dividend and Earnings Indexes takes place at the end of November and the beginning of December each year, except that the annual reconstitution of the WisdomTree LargeCap Growth and LargeCap Value Indexes takes place in March. The annual reconstitution of the International Indexes takes place at the end of May and the beginning of June each year, except that the annual reconstitution of the WisdomTree India Earnings Index takes place at the end of August and the beginning of September each year.

During the annual reconstitution, securities are screened to determine whether they comply with WisdomTree’s proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the “Index measurement date” or the “Screening Point.” Based on this screening, securities that meet Index requirements are added to the applicable Index and securities that do not meet such requirements are dropped from the applicable Index. A “preliminary Index” is made publicly available based on this information. The “Weighting Date” is the date when the final weights of each component security of each Index are established. This is determined after the close of trading on the second Monday of December for the Domestic Dividend and Earnings Indexes and after the close of trading on the second Monday of June for the International Indexes. The final Index constituents and their respective weightings are made publicly available at this time. The final Index constituents and final constituent weightings go into effect immediately before the opening of trading on the Monday following the Weighting Date. This is sometimes referred to as the “Reconstitution Date.”

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal to or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability. Each WisdomTree Index is calculated and disseminated throughout each day the NYSE is open for trading.

Changes to the Index Methodology. The WisdomTree Indexes are governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtreeindexes.com prior to implementation. Sixty (60) days prior notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds’ portfolio strategies and to prevent the Funds’ portfolio managers from having any influence on the construction of the Index methodology.

WISDOMTREE DOMESTIC DIVIDEND INDEXES

WisdomTree Dividend Index

Number of Components: approximately 1,122

Index Description. The WisdomTree Dividend Index measures the performance of U.S. companies that pay regular cash dividends on shares of their common stock. Each Domestic Dividend Index is derived from the WisdomTree Dividend Index.

WisdomTree Equity Income Index

Number of Components: approximately 289

Index Description. The WisdomTree Equity Income Index measures the performance of the highest-yielding stocks within the WisdomTree Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Dividend ex-Financials Index

Number of Components: approximately 87

Index Description. The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding U.S. stocks outside the financial sector. Stocks selected for the Index are chosen from the 300 largest non-financial companies listed on major U.S. stock exchanges. To ensure that no one sector dominates the weight of the portfolio, the 10 highest-dividend-yielding stocks from each of the remaining sectors are selected for inclusion. Components in the Index are weighted annually, based on dividend yield. The Index includes large-capitalization and mid-capitalization securities.

WisdomTree LargeCap Dividend Index

Number of Components: approximately 289

Index Description. The WisdomTree LargeCap Dividend Index measures performance of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date. The Index consists of large-capitalization securities.

WisdomTree MidCap Dividend Index

Number of Components: approximately 350

Index Description. The WisdomTree MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Dividend Index

Number of Components: approximately 483

Index Description. The WisdomTree SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities.

WISDOMTREE EARNINGS INDEXES

WisdomTree Earnings Index

Number of Components: approximately 1,957

Index Description. The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico); (ii) are listed on the NYSE or NASDAQ Market;, (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the Index measurement date; (iv) have a market capitalization of at least $100 million on the Index measurement date; (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date; and (vi) have a price to earnings ratio (“P/E ratio”) of at least two as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the broad U.S. market.

WisdomTree Earnings 500 Index

Number of Components: approximately 494

Index Description. The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree MidCap Earnings Index

Number of Components: approximately 635

Index Description. The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. For these purposes, Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Earnings Index

Number of Components: approximately 828

Index Description. The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily small-capitalization securities.

WisdomTree LargeCap Value Index

Number of Components: approximately 299

Index Description. The WisdomTree LargeCap Value Index is a fundamentally weighted index that measures the performance of large-capitalization value companies. The WisdomTree LargeCap Value Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters and that meet WisdomTree Investments’ market capitalization, liquidity, and other requirements as of the Index measurement date. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders. WisdomTree Investments creates a “value” score for each company based on the company’s Price to Earnings Ratio, Price to Sales Ratio, and Price to Book Value and one year change in stock price. The top 30% of companies with the highest value scores within the 1000 largest companies by market capitalization are included in the WisdomTree LargeCap Value Index. Companies are weighted in the WisdomTree LargeCap Value Index annually based on earnings.

WisdomTree LargeCap Growth Index

Number of Components: approximately 299

Index Description. The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of growth companies within the broad U.S. stock market. The Index consists of companies that are listed on major exchanges in the United States and that pass WisdomTree Investments’ market capitalization, liquidity and selection requirements. To be included in the Index, companies must have generated earnings on a cumulative basis in their prior four fiscal quarters. Of the eligible companies, the 1000 largest by market capitalization are ranked based on a score comprised of four growth metrics, which include: annual earnings per share growth, annual sales per share growth, annual book value per share growth, and annual stock price growth. The top 30% ranked by a composite of these four growth metrics are selected for inclusion. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters prior to the Index measurement date, which occurs at the end of March. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders over their four most recent fiscal quarters.

WISDOMTREE INTERNATIONAL DIVIDEND INDEXES

WisdomTree DEFA Index

Number of Components: approximately 2,015

Index Description. The WisdomTree DEFA Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet certain other requirements. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Japan, Hong Kong, Singapore, or Australasia, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree DEFA Equity Income Index

Number of Components: approximately 574

Index Description. The WisdomTree DEFA Equity Income Index measures the performance of the highest-dividend-yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree DEFA International Hedged Equity Index

Number of Components: approximately 2,015

Index Description. The WisdomTree DEFA International Hedged Equity Index is designed to provide exposure to non-U.S. equity securities in developed markets outside of the U.S. and Canada, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies represented in the Index. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The WisdomTree DEFA International Hedged Equity Index seeks to measure the performance of dividend-paying companies that is attributable solely to stock prices.

The Index is designed to have higher returns than an equivalent non-currency hedged investment when the U.S. dollar is going up in value relative to foreign currencies. Conversely, the Index is designed to have lower returns than an equivalent non-hedged index when the U.S. dollar is falling in value relative to foreign currencies (e.g., the Euro is rising relative to the U.S. dollar). Of course, there can be no guarantee that the Index will achieve its objectives.

To be included in the WisdomTree DEFA International Hedged Equity Index, companies must be incorporated and listed for trading in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Japan, Hong Kong, Singapore, or Australasia. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index applies an applicable published WM/Reuters one-month currency forward rate to the total equity exposure of each country in the Index to adjust the value of each currency against the U.S. dollar.

WisdomTree International Dividend ex-Financials Index

Number of Components: approximately 89

Index Description. The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding stocks in the developed world ex-U.S. and Canada, outside the financial sector. Stocks selected for the Index are chosen from the 300 largest non-financial companies listed on major developed world stock exchanges. To ensure that no one sector dominates the weight of the portfolio, the 10 highest-dividend-yielding stocks from each of the remaining sectors are selected for inclusion. Components in the Index are weighted annually, based on dividend yield. The Index includes large-capitalization and mid-capitalization securities.

WisdomTree International LargeCap Dividend Index

Number of Components: approximately 300

Index Description. The WisdomTree International LargeCap Dividend Index measures the performance of companies that pay regular cash dividends from the large-capitalization segment of Europe, Far East Asia and Australasia. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations as of the Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily large-capitalization securities.

WisdomTree International MidCap Dividend Index

Number of Components: approximately 615

Index Description. The WisdomTree International MidCap Dividend Index measures the performance of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily mid-capitalization securities.

WisdomTree International SmallCap Dividend Index

Number of Components: approximately 1,100

Index Description. The WisdomTree International SmallCap Dividend Index measures the performance of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities.

WisdomTree Europe Dividend Index

Number of Components: approximately 891

Index Description. The WisdomTree Europe Dividend Index measures the performance of companies incorporated in 16 developed-market European countries that pay regular cash dividends on shares of common stock and meet certain other requirements. The Index is comprised of companies that are incorporated in and have their shares of common stock listed on a major stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway,

Portugal, Spain, Sweden, Switzerland, or the United Kingdom. Companies must have paid at least $5 million in cash dividends on shares of their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Europe SmallCap Dividend Index

Number of Components: approximately 327

Index Description. The WisdomTree Europe SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe.

WisdomTree Global Equity Income Index

Number of Components: approximately 502

Index Description. The WisdomTree Global Equity Income Index, also referred to as the “Global High-Yielding Equity Index,” is a fundamentally weighted index that measures the performance of high dividend-yielding companies in the U.S., developed and emerging markets. Companies in the WisdomTree Global Equity Income Index must meet WisdomTree Investments’ market capitalization, liquidity, and other requirements. At the Global Equity Income Index measurement date, companies with market capitalizations of at least $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Index. Companies are weighted in the Index annually based on annual cash dividends paid. The Index is composed of primarily large-capitalization and mid-capitalization securities.

WisdomTree Japan Hedged Equity Index

Number of Components: approximately 794

Index Description. To be included in the WisdomTree Japan Hedged Equity Index, companies must be incorporated in Japan and listed for trading on the Tokyo Stock Exchange. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the U.S. dollar is going up in value relative to the Japanese yen. Conversely, the is designed to have lower returns than an equivalent non-hedged index when the U.S. dollar is falling in value relative to the Japanese yen. Of course, there can be no guarantee that the Index will achieve its objective. The Index applies published WM/Reuters currency forward rates to the total Japanese equity exposure in the Index to adjust the value of the Japanese yen against the U.S. dollar.

WisdomTree Japan SmallCap Dividend Index

Number of Components: approximately 521

Index Description. The WisdomTree Japan SmallCap Dividend Index measures the performance of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan.

WisdomTree World ex-U.S. Growth Index

Number of Components: approximately 300

Index Description. The WisdomTree World ex-U.S. Growth Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the United States. The WisdomTree World ex-U.S. Growth Index consists of dividend-paying companies that pass WisdomTree Investments’ market capitalization, liquidity, and other requirements. WisdomTree Investments creates a “growth” score for each company based on the company’s earnings per share, sales per share, book value per share and price per share. The top 30% of companies with the highest growth scores within the 1000 largest companies by market capitalization are included in the WisdomTree World ex-U.S. Growth Index. Companies are weighted in the WisdomTree World ex-U.S. Growth Index annually based on annual cash dividends paid.

WisdomTree Pacific ex-Japan Equity Income Index

Number of Components: approximately 83

Index Description. The WisdomTree Pacific ex-Japan Equity Income Index measures the performance of the highest-dividend-paying stocks within the WisdomTree Pacific ex-Japan Dividend Index that meet specified requirements as of the Index measurement date. The Index is created by selecting from the WisdomTree Pacific ex-Japan Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Pacific ex-Japan Dividend Index

Number of Components: approximately 303

Index Description. The WisdomTree Pacific ex-Japan Dividend Index measures the performance of companies in Hong Kong, Singapore, and Australasia that pay regular cash dividends on shares of common stock and meet certain other requirements. The WisdomTree Pacific ex-Japan Dividend Index is comprised of companies that are incorporated in and have their shares listed on a major stock exchange in Hong Kong, Singapore, or Australasia. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Emerging Markets Equity Income Index

Number of Components: approximately 232

Index Description. The WisdomTree Emerging Markets Equity Income Index measures the performance of emerging market stocks with relatively high dividend yields. Companies in the Index must meet specified liquidity and other requirements as of the Index measurement date. The Index is created by selecting the top 30% of Index constituents ranked by dividend yield from the WisdomTree Emerging Markets Dividend Index. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Emerging Markets SmallCap Dividend Index

Number of Components: approximately 417

Index Description. The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The Index is composed of primarily small-capitalization stocks.

WisdomTree Middle East Dividend Index

Number of Components: approximately 76

Index Description. The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the Index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, or the United Arab Emirates (including Abu Dhabi and Dubai). As of the Index measurement date, shares of companies must be eligible to be purchased by foreign investors. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date. Companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Companies are weighted in the Index based on regular cash dividends paid in the annual cycle prior to the Index measurement date. Country weights are capped so that no country’s weight in the Index exceeds 33% at the annual Index measurement date.

WISDOMTREE INTERNATIONAL EARNINGS INDEX

WisdomTree India Earnings Index

Number of Components: approximately 142

Index Description. The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of profitable companies incorporated and traded in India that are eligible to be purchased by foreign investors and that meet specific other criteria developed by WisdomTree Investments. The Index consists of companies that: (i) are incorporated in India, (ii) are listed on a major stock exchange in India, (iii) have generated at least $5 million in earnings in their fiscal year prior to the Index measurement date, (iv) have a market capitalization of at least $200 million on the Index measurement date, (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, (vi) have traded at least 250,000 shares per month for each of the six months prior to the index measurement date, and (vii) have a price to earnings ratio (“P/E ratio”) of at least two as of the Index measurement date. Companies are weighted in the Index based on earnings in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” are determined using a company’s reported net income. Only common stocks and holding companies, including real estate holding companies, are eligible for inclusion in the Index. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WISDOMTREE INTERNATIONAL SECTOR INDEXES

WisdomTree International Basic Materials Sector Index

Number of Components: approximately 175

Index Description. The WisdomTree International Basic Materials Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Basic Materials Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Basic Materials” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: chemicals, forest products and paper, iron/steel, and mining. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Energy Sector Index

Number of Components: approximately 54

Index Description. The WisdomTree International Energy Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Energy Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Energy” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: oil and gas producers, oil and gas services, pipelines, alternative energy sources, and coal. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Utilities Sector Index

Number of Components: approximately 71

Index Description. The WisdomTree International Utilities Sector Index is derived from the WisdomTree DEFA Index. The WisdomTree DEFA Index measures the performance of companies in developed markets outside the U.S. (i.e., Europe, Far East Asia and Australasia) that pay regular cash dividends and meet certain other requirements. The WisdomTree International Utilities Sector Index measures the performance of companies that WisdomTree Investments classifies as being in the “Utilities” sector of the WisdomTree DEFA Index. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: gas, electric, and water. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree International Real Estate Index

Number of Components: approximately 158

Index Description. The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock that WisdomTree Investments classifies as being part of the “International Real Estate” sector. Companies in the Index must meet specified requirements as of the Index measurement date. To be included in the Index, companies must be incorporated in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Japan, Hong Kong, Singapore, or Australasia, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies, real estate development companies, and diversified REITs. The Index also includes companies that may be classified as PFICs.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most exchange-traded funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Sub-Adviser, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s Chief Compliance Officer and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements and Sub-Advisory Agreements with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, dates of birth, positions with the Trust, term of office, number of portfolios overseen, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Victor Ugolyn, is not an interested person of the Funds as that term is defined in the 1940 Act. The Board is composed of a super-majority (75 percent) of Trustees who are not interested persons of the Funds (i.e., “Independent Trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a super-majority of the Board, the assets under management of the Funds, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chair of the Board.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	42	None

Trustees Who Are Not Interested Persons of the Trust

Gregory Barton (1961)*	Trustee, 2006-present	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet.com, since 2009; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.).	42	None

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Toni Massaro (1955)**	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	42	None

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	42	Member of the Board of Directors of New York Society of Security Analysts; Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of Stanford University’s Hoover Institution.

Officers of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	42	None

Amit Muni*** (1969)	Treasurer, Assistant Secretary, 2008-present	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008; Instinet Group Inc., Vice President Finance from 2000 to 2003.	42	None

Richard Morris*** (1967)	Secretary, Chief Legal Officer, 2006-present	General Counsel of WisdomTree Asset Management since 2009; Deputy Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.	42	None

*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of March 31, 2010.

Audit Committee. Each Independent Trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. During the fiscal year ended March 31, 2010, the Audit Committee held six meetings.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2010, the Nominating Committee held one meeting.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his/her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Steinberg should serve as Trustee of the Funds because of the experience he has gained as President and Chief Executive Officer of WisdomTree Investments and Director of WisdomTree Investments, Inc., his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Funds since 2005.

The Trust has concluded that Mr. Barton should serve as Trustee of the Funds because of the experience he gained working as both a practicing attorney and in a business capacity for several public companies, and the experience he has gained serving as Trustee of the Funds since 2006.

The Trust has concluded that Ms. Massaro should serve as Trustee of the Funds because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as Trustee of the Funds since 2006.

The Trust has concluded that Mr. Ugolyn should serve as Trustee of the Funds because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his service as chairman for another mutual fund family, and the experience he has gained serving as Trustee of the Funds since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee

Jonathan L. Steinberg	Emerging Markets Equity Income Fund	$10,001-$50,000	Over $100,000
	DEFA Equity Income Fund	$10,001-$50,000
	SmallCap Earnings Fund	Over $100,000
Independent Trustees
Gregory E. Barton	Total Dividend Fund	Over $100,000	Over $100,000
	DEFA Fund	$10,001-$50,000
Toni M. Massaro	Equity Income Fund	$1-$10,000	$10,001-$50,000
	DEFA Equity Income Fund	$1-$10,000
	Dividend Ex-Financials Fund	$1-$10,000
	International Dividend Ex-Financials Fund	$1-$10,000
	Japan SmallCap Dividend Fund	$1-$10,000
	LargeCap Dividend Fund	$10,001-$50,000
	Emerging SmallCap Fund	$1-$10,000
	Dreyfus Emerging Currency Fund	$1-$10,000
Victor Ugolyn	LargeCap Dividend Fund	$10,001-$50,000	$50,001-$100,000
	International LargeCap Dividend Fund	$10,001-$50,000

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives annual compensation of $100,000. The Audit Committee Chairman will be paid an additional 10% and the Independent Chairman of the Board will be paid an additional 50% of this amount. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending meetings.

The following table sets forth the fees paid to each Trustee for the fiscal year ended March 31, 2010.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex
Jonathan Steinberg	None	None	None	None

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex
Gregory Barton	$110,000	None	None	$110,000
Toni Massaro	$101,345	None	None	$101,345
Victor Ugolyn	$150,091	None	None	$150,091

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust’s outstanding shares as of June 30, 2010.

Control Persons and Principal Holders of Securities.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants (“DTC Participants”), as of June 30, 2010, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

Name	DTC Participant Name	Percentage of Ownership
WisdomTree DEFA Fund	BNY MELLON 525 WILLIAM PENN WAY SUITE 400 PITTSBURGH, PA 15259	9.2%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	10.6%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	5.7%
	CURIAN CAPITAL LLC 7601 TECHNOLOGY WAY DENVER, CO 80237	7.7%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	5.4%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	7.8%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	21.9%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree DEFA Equity Income Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	19.1%
	FIFTH THIRD BANK 1MOB2D 5050 KINGSLEY DRIVE CINCINNATI, OH 45263	6.3%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	8.6%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	8.7%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	5.1%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.3%
WisdomTree Pacific ex-Japan Equity Income Fund	BROWN BROTHERS HARRIMAN & CO. ATTN: PROXY SERVICES 140 BROADWAY - LEVEL A NEW YORK, NY 10005	14.1%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	19.5%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	5.4%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	15.0%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	18.6%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Pacific ex-Japan Total Dividend Fund	BROWN BROTHERS HARRIMAN & CO. ATTN: PROXY SERVICES 140 BROADWAY - LEVEL A NEW YORK, NY 10005	11.4%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	14.2%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	15.5%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	11.2%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	10.8%
WisdomTree Global Equity Income Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	31.7%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	7.6%
	GOLDMAN, SACHS & CO. ATTN: PROXY DEPARTMENT 30 HUDSON STREET 16TH FLOOR JERSEY CITY, NEW JERSEY 07302-4699	6.4%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 JERSEY CITY, NJ 07311	7.3%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	6.5%
WisdomTree Europe SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	11.4%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	8.6%

Name	DTC Participant Name	Percentage of Ownership
	GOLDMAN, SACHS & CO. ATTN: PROXY DEPARTMENT 30 HUDSON STREET 16TH FLOOR JERSEY CITY, NEW JERSEY 07302-4699	5.9%
	J.P. MORGAN CLEARING CORP. 1 METROTECH CENTER NORTH, 4TH FLOOR BROOKLYN, NY 11201	5.7%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	20.8%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	11.0%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.4%
WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund)	BROWN BROTHERS HARRIMAN & CO. ATTN: PROXY SERVICES 140 BROADWAY - LEVEL A NEW YORK, NY 10005	10.3%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	7.4%
	GOLDMAN, SACHS & CO. ATTN: PROXY DEPARTMENT 30 HUDSON STREET 16TH FLOOR JERSEY CITY, NEW JERSEY 07302-4699	5.5%
	NORTHERN TRUST COMPANY PROXY DIVISION C-1N 801 S. CANAL STREET CHICAGO, IL 60607	8.5%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	24.5%
	UBS FINANCIAL SERVICES INC 1000 HARBOR BLVD 8TH FLOOR WEEHAWKEN, NJ 07086	16.3%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree World ex-U.S. Growth Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	10.8%
	GOLDMAN, SACHS & CO. ATTN: PROXY DEPARTMENT 30 HUDSON STREET 16TH FLOOR JERSEY CITY, NEW JERSEY 07302-4699	8.0%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	20.7%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	8.4%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	11.0%
WisdomTree Japan SmallCap Dividend Fund	BROWN BROTHERS HARRIMAN & CO. ATTN: PROXY SERVICES 140 BROADWAY - LEVEL A NEW YORK, NY 10005	7.2%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	9.2%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	6.0%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	31.7%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	8.1%
WisdomTree International LargeCap Dividend Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	12.3%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	9.0%

Name	DTC Participant Name	Percentage of Ownership
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	6.6%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	18.6%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.9%
WisdomTree International Dividend ex-Financials Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	14.0%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	7.5%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	10.7%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	16.9%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	10.5%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	6.8%
WisdomTree International MidCap Dividend Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	31.8%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	16.7%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.7%

WisdomTree International SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	27.4%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	13.6%
	SEI PRIVATE TRUST CO ATTN:PROXY HILLSIDE TWO 1 FREEDOM VALLEY DRIVE OAKS, PA 19456	8.3%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Emerging Markets Equity Income Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	18.6%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	8.2%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	10.0%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 JERSEY CITY, NJ 07311	6.7%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	11.3%
	UBS FINANCIAL SERVICES INC 1000 HARBOR BLVD 8TH FLOOR WEEHAWKEN, NJ 07086	7.2%
WisdomTree Emerging Markets SmallCap Dividend Fund	BANK OF AMERICA SECURITIES OPER.-CLASS ACTION/PROXY PROXY UNIT 411 N. AKARD ST. 5TH FLOOR DALLAS, TX 75201	9.1%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	17.7%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	9.9%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.5%
WisdomTree India Earnings Fund	BNY MELLON 525 WILLIAM PENN WAY SUITE 400 PITTSBURGH, PA 15259	6.3%

Name	DTC Participant Name	Percentage of Ownership
	BROWN BROTHERS HARRIMAN & CO. ATTN: PROXY SERVICES 140 BROADWAY - LEVEL A NEW YORK, NY 10005	7.2%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	13.2%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	10.5%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	6.4%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Middle East Dividend Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	11.1%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	15.0%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	20.0%
	NORTHERN TRUST COMPANY PROXY DIVISION C-1N 801 S. CANAL STREET CHICAGO, IL 60607	14.0%
WisdomTree Total Dividend Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	11.0%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	5.9%
	JPMORGAN P.O. BOX 6113 500 STANTON CHRISTIANA ROAD NEWARK, DE 19713	5.7%
	LPL FINANCIAL ATTN: CORPORATE ACTIONS PO BOX 509043 SAN DIEGO, CA 92150-9043	5.2%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	8.8%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	11.6%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	8.5%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	9.4%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Equity Income Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	30.1%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	5.0%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	6.5%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	5.1%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 JERSEY CITY, NJ 07311	6.2%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	10.9%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	6.7%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.6%
WisdomTree Dividend Ex-Financials Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	20.7%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	9.4%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	5.6%

Name	DTC Participant Name	Percentage of Ownership
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	8.3%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	18.8%
WisdomTree LargeCap Dividend Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	21.0%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	7.2%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	6.1%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	11.0%
	PNC BANK CORP. 8800 TINICUM BLVD WS F6-F266-02-2 PHILADELPHIA, PA 19153	8.5%
	UBS FINANCIAL SERVICES INC 1000 HARBOR BLVD 8TH FLOOR WEEHAWKEN, NJ 07086	14.3%
WisdomTree MidCap Dividend Fund	BNY MELLON 525 WILLIAM PENN WAY SUITE 400 PITTSBURGH, PA 15259	7.0%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	14.4%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	5.9%

Name	DTC Participant Name	Percentage of Ownership
	NORTHERN TRUST COMPANY PROXY DIVISION C-1N 801 S. CANAL STREET CHICAGO, IL 60607	5.4%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	13.2%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	12.2%
WisdomTree SmallCap Dividend Fund	BNY MELLON 525 WILLIAM PENN WAY SUITE 400 PITTSBURGH, PA 15259	5.6%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	18.3%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	5.4%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	6.0%
	LPL FINANCIAL ATTN: CORPORATE ACTIONS PO BOX 509043 SAN DIEGO, CA 92150-9043	5.9%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	7.4%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	17.2%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.9%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Total Earnings Fund	BNY MELLON 525 WILLIAM PENN WAY SUITE 400 PITTSBURGH, PA 15259	13.0%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	17.6%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	42.0%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.5%
WisdomTree Earnings 500 Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	22.5%
	CREDIT SUISSE SECURITIES (USA) LLC ATTN: PROXY DEPARTMENT 1 MADISON AVENUE, 2ND FLOOR NEW YORK, NY 10010	17.9%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	9.4%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	9.4%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	7.9%
	UBS FINANCIAL SERVICES INC 1000 HARBOR BLVD 8TH FLOOR WEEHAWKEN, NJ 07086	5.1%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree MidCap Earnings Fund	BNY MELLON 525 WILLIAM PENN WAY SUITE 400 PITTSBURGH, PA 15259	10.2%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	18.5%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	5.6%
	LPL FINANCIAL ATTN: CORPORATE ACTIONS PO BOX 509043 SAN DIEGO, CA 92150-9043	5.3%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	11.6%
	NORTHERN TRUST COMPANY PROXY DIVISION C-1N 801 S. CANAL STREET CHICAGO, IL 60607	10.3%
WisdomTree SmallCap Earnings Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	19.2%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	5.9%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	10.3%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	6.4%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	10.1%

Name	DTC Participant Name	Percentage of Ownership
	UBS FINANCIAL SERVICES INC 1000 HARBOR BLVD 8TH FLOOR WEEHAWKEN, NJ 07086	12.7%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree LargeCap Value Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	15.9%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	23.9%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	10.2%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	9.0%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	8.9%
WisdomTree LargeCap Growth Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	7.9%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	16.1%
	JPMORGAN P.O. BOX 6113 500 STANTON CHRISTIANA ROAD NEWARK, DE 19713	5.1%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	9.2%
	PERSHING LLC 1 PERSHING PLAZA, 7TH FLOOR JERSEY CITY, NJ 07399	6.4%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	32.8%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree International Basic Materials Sector Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	11.8%
	CITIGROUP GLOBAL MARKETS P.O. BOX 540 NEW YORK, NY 10013	6.2%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	16.8%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	15.4%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.8%
WisdomTree International Hedged Equity Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	8.9%
	LPL FINANCIAL ATTN: CORPORATE ACTIONS PO BOX 509043 SAN DIEGO, CA 92150-9043	20.4%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	20.7%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 JERSEY CITY, NJ 07311	26.1%

Name	DTC Participant Name	Percentage of Ownership
WisdomTree International Energy Sector Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	11.7%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	40.9%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	9.4%
WisdomTree International Utilities Sector Fund	BROWN BROTHERS HARRIMAN & CO. ATTN: PROXY SERVICES 140 BROADWAY - LEVEL A NEW YORK, NY 10005	7.1%
	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	12.5%
	FIRST CLEARING, LLC 2801 MARKET STREET 9F MAIL CODE MO3540 ST. LOUIS, MO 63103	11.2%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	9.5%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	13.0%
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.6%
	UBS FINANCIAL SERVICES INC 1000 HARBOR BLVD 8TH FLOOR WEEHAWKEN, NJ 07086	5.0%
WisdomTree International Real Estate Fund	CHARLES SCHWAB & CO., INC. ATTN: PROXY PO BOX 64930 PHOENIX, AZ 85082-4930	15.0%

Name	DTC Participant Name	Percentage of Ownership
	FIDUCIARY TRUST CO OF BOSTON POST OFFICE BOX 55806 BOSTON, MA 02205-5806	22.6%
	MERRILL LYNCH 101 HUDSON STREET 9TH FLOOR JERSEY CITY, NJ 07302	5.9%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 JERSEY CITY, NJ 07311	5.3%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	11.2%

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the overall management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.

Name of Fund	Management Fee
WisdomTree Total Dividend Fund	0.28%
WisdomTree Equity Income Fund	0.38%
WisdomTree Dividend ex-Financials Fund	0.38%
WisdomTree LargeCap Dividend Fund	0.28%
WisdomTree MidCap Dividend Fund	0.38%
WisdomTree SmallCap Dividend Fund	0.38%
WisdomTree Total Earnings Fund	0.28%
WisdomTree Earnings 500 Fund	0.28%
WisdomTree MidCap Earnings Fund	0.38%
WisdomTree SmallCap Earnings Fund	0.38%
WisdomTree LargeCap Value Fund	0.38%
WisdomTree LargeCap Growth Fund	0.38%
WisdomTree DEFA Fund	0.48%
WisdomTree DEFA Equity Income Fund	0.58%
WisdomTree International Hedged Equity Fund	0.48%
WisdomTree International Dividend ex-Financials Fund	0.58%
WisdomTree International LargeCap Dividend Fund	0.48%
WisdomTree International MidCap Dividend Fund	0.58%
WisdomTree International SmallCap Dividend Fund	0.58%
WisdomTree Europe SmallCap Dividend Fund	0.58%
WisdomTree Global Equity Income Fund	0.58%
WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund)	0.48%
WisdomTree Japan SmallCap Dividend Fund	0.58%
WisdomTree World ex-U.S. Growth Fund	0.58%
WisdomTree Pacific ex-Japan Equity Income Fund	0.58%
WisdomTree Pacific ex-Japan Total Dividend Fund	0.48%
WisdomTree Emerging Markets Equity Income Fund	0.63%
WisdomTree Emerging Markets SmallCap Dividend Fund	0.63%
WisdomTree Middle East Dividend Fund	0.68%
WisdomTree India Earnings Fund	0.68%
WisdomTree International Basic Materials Sector Fund	0.58%
WisdomTree International Energy Sector Fund	0.58%
WisdomTree International Utilities Sector Fund	0.58%
WisdomTree International Real Estate Fund	0.58%

With respect to each Fund (other than the India Earnings Fund, the International Hedged Equity Fund and the Middle East Dividend Fund) WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. WisdomTree Asset Management has contractually agreed to cap the operating expenses of the India Earnings Fund and Middle East Dividend Fund through July 31, 2011 as described in each Fund’s prospectus. Pursuant to a separate contractual arrangement with respect to each Fund through July 31, 2011, WisdomTree Asset Management arranges for the provision of CCO services and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund’s average daily net assets.

The India Portfolio is advised by WisdomTree Asset Management. WisdomTree Asset Management does not receive any additional compensation for advising the India Portfolio.

For the following periods, the Adviser received the following fees:

Name	Commencement of Operations	Advisory Fee Period Ended March 31, 2008	Advisory Fee Period Ended March 31, 2009	Advisory Fee Period Ended March 31, 2010
WisdomTree Total Dividend Fund	6/16/06	$269,768	$239,125	$325,223
WisdomTree Equity Income Fund	6/16/06	736,971	455,969	491,464
WisdomTree DEFA Fund	6/16/06	1,415,559	1,848,890	1,906,153
WisdomTree DEFA Equity Income Fund	6/16/06	1,445,109	953,597	817,991
WisdomTree Pacific ex-Japan Equity Income Fund	6/16/06	584,781	237,509	478,866
WisdomTree Pacific ex-Japan Total Dividend Fund	6/16/06	774,010	412,230	515,347
WisdomTree Global Equity Income Fund	6/16/06	312,747	196,526	192,050
WisdomTree Europe SmallCap Dividend Fund	6/16/06	595,194	166,054	143,484
WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund)	6/16/06	214,941	138,164	301,825
WisdomTree World ex-U.S. Growth Fund	6/16/06	304,862	165,967	124,544
WisdomTree Japan SmallCap Dividend Fund	6/16/06	465,970	444,535	538,931
WisdomTree Dividend ex-Financials Fund	6/16/06	773,212	525,849	560,108
WisdomTree LargeCap Dividend Fund	6/16/06	887,614	816,625	1,048,840
WisdomTree MidCap Dividend Fund	6/16/06	373,656	287,660	382,687
WisdomTree SmallCap Dividend Fund	6/16/06	410,425	310,449	454,709
WisdomTree International LargeCap Dividend Fund	6/16/06	688,454	565,944	566,262
WisdomTree International Dividend ex-Financials Fund	6/16/06	2,391,354	1,419,403	827,192
WisdomTree International MidCap Dividend Fund	6/16/06	1,481,831	904,766	706,723
WisdomTree International SmallCap Dividend Fund	6/16/06	3,016,342	2,152,738	2,151,998
WisdomTree International Basic Materials Sector Fund	10/13/06	480,261	350,673	235,173
WisdomTree International Energy Sector Fund	10/13/06	250,529	264,650	212,920
WisdomTree International Utilities Sector Fund	10/13/06	295,876	326,429	212,676
WisdomTree Total Earnings Fund	2/23/07	48,010	55,796	81,325
WisdomTree Earnings 500 Fund	2/23/07	108,747	183,806	154,906
WisdomTree MidCap Earnings Fund	2/23/07	83,454	88,226	112,649
WisdomTree SmallCap Earnings Fund	2/23/07	58,025	63,145	196,027
WisdomTree LargeCap Value Fund	2/23/07	88,570	90,370	105,648
WisdomTree LargeCap Growth Fund	12/04/08	N/A	6,736	70,504
WisdomTree International Real Estate Fund	6/5/07	336,686	496,086	408,884
WisdomTree Emerging Markets Equity Income Fund	7/13/07	474,220	1,185,419	2,252,886
WisdomTree Emerging Markets SmallCap Dividend Fund	10/30/07	90,419	349,344	1,216,575

Name	Commencement of Operations	Advisory Fee Period Ended March 31, 2008	Advisory Fee Period Ended March 31, 2009	Advisory Fee Period Ended March 31, 2010
WisdomTree India Earnings Fund	2/22/08	66,315	1,399,891	3,568,427
WisdomTree Middle East Dividend Fund	7/16/08	N/A	55,970	68,024
WisdomTree International Hedged Equity Fund	12/31/09	N/A	N/A	7,339

The Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. Mellon Capital, a registered investment adviser, with its principal office located at 50 Fremont Street, San Francisco, CA 94105, serves as Sub-Adviser for, and is responsible for the day-to-day management of, each Fund. As of June 30, 2010, Mellon Capital managed approximately $170.6 billion for institutions. Mellon Capital is a wholly owned indirect subsidiary of BNY Mellon, a publicly traded financial holding company. The Sub-Adviser chooses each Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds as described below.

Sub-Adviser’s Fees for the Domestic Funds

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Domestic Funds:

•	3 basis points (0.03%) of the first $2 billion in combined daily net assets of all Domestic Funds;

•	2 basis points (0.02%) of the next $3 billion in combined daily net assets of all Domestic Funds; and

•	1.5 basis points (0.015%) of the combined daily net assets of all Domestic Funds in excess of $5 billion.

Sub-Adviser’s Fees for the International Funds

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

•	7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all International Funds;

•	5 basis points (0.05%) of the next $1 billion in combined daily net assets of all International Funds;

•	3 basis points (0.03%) of the next $3 billion in combined daily net assets of all International Funds; and

•	2 basis points (0.02%) of the combined daily net assets of all International Funds in excess of $5 billion.

The India Portfolio is sub-advised by Mellon Capital. Mellon Capital does not receive any additional compensation for sub-advising the India Portfolio.

For the following periods, the Adviser paid the Sub-Adviser the following fees:

Name	Commencement of Operations	Sub-Advisory Fee Period Ended March 31, 2008*	Sub-Advisory Fee Period Ended March 31, 2009	Sub-Advisory Fee Period Ended March 31, 2010
WisdomTree Total Dividend Fund	6/16/2006	$29,398	$25,894	$34,890
WisdomTree Equity Income Fund	6/16/2006	60,657	35,810	38,829
WisdomTree Dividend ex-Financials Fund	6/16/2006	63,016	41,271	44,323
WisdomTree LargeCap Dividend Fund	6/16/2006	98,175	87,180	112,503
WisdomTree MidCap Dividend Fund	6/16/2006	30,482	25,529	30,430
WisdomTree SmallCap Dividend Fund	6/16/2006	33,237	25,545	36,005
WisdomTree Total Earnings Fund	2/23/2007	16,695	24,983	25,000
WisdomTree Earnings 500 Fund	2/23/2007	16,695	24,983	25,000
WisdomTree MidCap Earnings Fund	2/23/2007	16,695	24,983	25,000
WisdomTree SmallCap Earnings Fund	2/23/2007	16,695	24,983	25,348
WisdomTree LargeCap Value Fund	2/23/2007	16,695	24,983	25,000
WisdomTree LargeCap Growth Fund	12/4/2008	N/A	16,440	50,000
WisdomTree DEFA Fund	6/16/2006	171,666	211,436	109,760
WisdomTree DEFA Equity Income Fund	6/16/2006	148,432	87,998	73,025
WisdomTree International Hedged Equity Fund	12/31/2009	N/A	N/A	12,500
WisdomTree International Dividend ex-Financials Fund	6/16/2006	249,005	129,525	74,060
WisdomTree International LargeCap Dividend Fund	6/16/2006	85,075	63,844	60,906
WisdomTree International MidCap Dividend Fund	6/16/2006	159,459	83,970	63,207
WisdomTree International SmallCap Dividend Fund	6/16/2006	318,761	201,021	192,414
WisdomTree Europe SmallCap Dividend Fund	6/16/2006	71,440	49,966	50,000
WisdomTree Global Equity Income Fund	6/16/2006	48,409	49,966	50,000
WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund)	6/16/2006	50,137	49,966	50,000
WisdomTree Japan SmallCap Fund	6/16/2006	54,706	51,725	51,879
WisdomTree World ex-U.S. Growth Fund	6/16/2006	50,137	49,966	50,000
WisdomTree Pacific ex-Japan Equity Income Fund	6/16/2006	65,743	49,966	54,532
WisdomTree Pacific ex-Japan Total Dividend Fund	6/16/2006	92,315	56,505	61,659
WisdomTree Emerging Markets Equity Income Fund	7/13/2007	17,770	104,126	183,539
WisdomTree Emerging Markets SmallCap Dividend Fund	10/30/2007	8,197	49,966	97,621
WisdomTree Middle East Dividend Fund	7/16/2008	N/A	24,932	50,000
WisdomTree India Earnings Fund	2/22/2008	474	101,508	267,205
WisdomTree International Basic Materials Sector Fund	10/13/2006	52,381	50,084	50,000
WisdomTree International Energy Sector Fund	10/13/2006	48,459	49,966	50,000
WisdomTree International Utilities Sector Fund	10/13/2006	48,459	49,966	50,000
WisdomTree International Real Estate Fund	6/5/2007	13,618	54,409	50,000

*	Amounts shown have been revised to reflect information available after March 31, 2008.

Mellon Capital believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon Capital from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment sub-advisory agreement would be subject to shareholder approval.

Portfolio Manager. Each Fund is managed by Mellon Capital’s Equity Index Strategies portfolio management team. The individual members of the team responsible for the day-to-day management of each Fund’s portfolio are Karen Q. Wong, Richard A. Brown, and Thomas J. Durante.

Including the WisdomTree ETFs, as of June 30, 2010, the Index Fund Management team managed 130 registered investment companies with approximately $24 billion in assets; 52 pooled investment vehicles with approximately $44 billion in assets and 81 other accounts with approximately $25 billion in assets.

Portfolio Manager Fund Ownership

As of June 30, 2010, the dollar range of securities beneficially owned by the following portfolio managers in the Trust is as follows:

Portfolio Manager	Dollar Range of Securities Beneficially Owned
Karen Q. Wong	None
Richard A. Brown	None
Thomas J. Durante	None

Portfolio Manager Compensation

Mellon Capital’s portfolio managers responsible for managing the Funds are paid by Mellon Capital and not by the Funds.

The primary objectives of the Mellon Capital compensation plans are to:

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the ongoing success of Mellon Capital

•	Motivate and reward superior business/investment performance

•	Create an ownership mentality for all plan participants

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital pre-tax profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short-and long-term returns and qualitative behavioral factors, including both short-and long-term returns and qualitative behavioral factors Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Annual and Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior-level roles.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the Bank of New York Mellon Deferred Compensation Plan for Employees.

Description of Material Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining a portfolio manager’s bonus and there is no formula that is applied to weight the factors listed. In addition, current trading practices do not allow Mellon Capital Management Corporation to intentionally favor one portfolio over another as trades are executed or as trade orders are received. Portfolio rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market close.

Codes of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Funds’ distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics permit personnel subject to the Codes of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. The Bank of New York Mellon (“BNYM”) serves as administrator, custodian and transfer agent for the Funds. BNYM’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNYM provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNYM makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNYM maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNYM is required, upon the order of the Trust, to deliver securities held by BNYM and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNYM is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYM acts as transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNYM receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNYM. BNYM serves as the Fund’s securities lending agent. As compensation for providing such services, BNYM receives a portion of the income earned by the Funds on collateral investments in connection with the lending program.

BNYM serves as the India Portfolio’s custodian. BNYM does not receive any additional compensation for performing these services.

For the following periods the Adviser paid the Administrator the following fees:

Name	Commencement of Operations	Administration Fee for the Period Ended March 31, 2008*	Administration Fee for the Period Ended March 31, 2009	Administration Fee for the Period Ended March 31, 2010
WisdomTree Total Dividend Fund	6/16/2006	$54,996	$73,308	$67,954
WisdomTree Equity Income Fund	6/16/2006	119,709	100,938	78,425
WisdomTree Dividend ex-Financials Fund	6/16/2006	126,609	115,224	83,741
WisdomTree LargeCap Dividend	6/16/2006	195,347	249,779	223,023
WisdomTree MidCap Dividend Fund	6/16/2006	61,626	63,349	58,037
WisdomTree SmallCap Dividend Fund	6/16/2006	66,800	69,687	67,187
WisdomTree Total Earnings Fund	2/23/2007	10,532	16,764	14,214
WisdomTree Earnings 500 Fund	2/23/2007	24,922	55,785	32,515
WisdomTree MidCap Earnings Fund	2/23/2007	14,335	19,079	14,439
WisdomTree SmallCap Earnings Fund	2/23/2007	9,843	13,964	24,269
WisdomTree LargeCap Value Fund	2/23/2007	14,575	20,178	16,298
WisdomTree LargeCap Growth Fund	12/4/2008	N/A	1,796	10,495
WisdomTree DEFA Fund	6/16/2006	189,007	320,587	233,777
WisdomTree DEFA Equity Income Fund	6/16/2006	156,372	132,072	81,980
WisdomTree International Hedged Equity Fund	12/31/2009	N/A	N/A	484
WisdomTree International Dividend ex-Financials Fund	6/16/2006	259,341	193,354	82,705
WisdomTree International LargeCap Dividend Fund	6/16/2006	90,783	96,021	65,731
WisdomTree International MidCap Dividend Fund	6/16/2006	161,216	126,469	69,788
WisdomTree International SmallCap Dividend Fund	6/16/2006	328,507	303,559	213,012
WisdomTree Europe SmallCap Dividend Fund	6/16/2006	62,119	22,510	13,624
WisdomTree Global Equity Income Fund	6/16/2006	33,615	27,341	18,131
WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund)	6/16/2006	27,734	24,604	36,034
WisdomTree Japan SmallCap Fund	6/16/2006	49,368	66,569	51,624
WisdomTree World ex-U.S. Growth Fund	6/16/2006	31,326	24,608	12,914
WisdomTree Pacific ex-Japan Equity Income Fund	6/16/2006	63,096	51,966	40,960
WisdomTree Pacific ex-Japan Total Dividend Fund	6/16/2006	101,572	47,943	61,574
WisdomTree Emerging Markets Equity Income Fund	7/13/2007	42,153	158,373	189,600
WisdomTree Emerging Markets SmallCap Dividend Fund	10/30/2007	9,604	46,416	92,951
WisdomTree Middle East Dividend Fund	7/16/2008	N/A	7,692	5,744
WisdomTree India Earnings Fund	2/22/2008	6,728	170,783	26,737
WisdomTree International Basic Materials Sector Fund	10/13/2006	53,763	46,958	22,583
WisdomTree International Energy Sector Fund	10/13/2006	27,600	35,891	20,319
WisdomTree International Utilities Sector Fund	10/13/2006	32,899	45,507	20,053
WisdomTree International Real Estate Fund	6/5/2007	38,079	68,227	39,203

*	Amounts shown have been revised to reflect information available after March 31, 2008.

Distributor. The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation & Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions.

The table below sets forth the brokerage commissions paid by each Fund for the fiscal years ended March 31, 2008, 2009, and 2010.

Name	Commissions Paid for Fiscal Year Ended March 31, 2008	Commissions Paid for Fiscal Year Ended March 31, 2009	Commissions Paid for Fiscal Year Ended March 31, 2010
WisdomTree Total Dividend Fund	$5,192	$9,873	$8,217
WisdomTree Equity Income Fund	15,509	26,060	17,739
WisdomTree DEFA Fund	24,215	101,507	494,812
WisdomTree DEFA Equity Income Fund	32,649	54,980	8,276
WisdomTree Pacific ex-Japan Equity Income Fund	15,584	21,511	4,893
WisdomTree Pacific ex-Japan Total Dividend Fund	21,337	29,183	5,447
WisdomTree Global Equity Income Fund	11,126	13,576	44,976
WisdomTree Europe SmallCap Dividend Fund	19,507	14,101	4,176
WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund)	585	2,714	2,399
WisdomTree World ex-U.S. Growth Fund	7,316	11,101	25,740
WisdomTree Japan SmallCap Dividend Fund	3,033	10,016	9,276
WisdomTree Dividend ex-Financials Fund	10,982	24,700	13,622
WisdomTree LargeCap Dividend Fund	11,925	28,157	23,710
WisdomTree MidCap Dividend Fund	15,032	15,376	14,093
WisdomTree SmallCap Dividend Fund	32,394	61,734	40,709
WisdomTree International LargeCap Dividend Fund	17,368	31,631	5,729
WisdomTree International Dividend ex-Financials Fund	84,742	131,780	15,691
WisdomTree International MidCap Dividend Fund	42,786	45,210	13,312
WisdomTree International SmallCap Dividend Fund	80,563	131,701	49,788
WisdomTree International Basic Materials Sector Fund	8,127	26,369	1,889
WisdomTree International Energy Sector Fund	5,659	16,739	1,714
WisdomTree International Utilities Sector Fund	6,027	25,105	1,870
WisdomTree Total Earnings Fund	1,067	384	1,632
WisdomTree Earnings 500 Fund	1,538	1,001	3,430
WisdomTree MidCap Earnings Fund	5,476	1,639	5,796
WisdomTree SmallCap Earnings Fund	5,339	2,467	19,313
WisdomTree LargeCap Value Fund	2,450	694	388
WisdomTree LargeCap Growth Fund	N/A	2	4,020
WisdomTree International Real Estate Fund	10,462	35,319	4,259
WisdomTree Emerging Markets Equity Income Fund	97,204	291,508	350,573
WisdomTree Emerging Markets SmallCap Dividend Fund	22,943	81,406	201,912
WisdomTree India Earnings Fund	172,783	334,325	439,282
WisdomTree Middle East Dividend Fund	N/A	85,711	85,528
WisdomTree International Hedged Equity Fund	N/A	N/A	1,547

Affiliated Brokers

During the fiscal year ended March 31, 2010, the Funds did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2010, the name of each such broker or dealer and the value of each Fund’s aggregate holdings of the securities of each issuer as of March 31, 2010.

Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of March 31, 2010
WisdomTree Total Dividend Fund	Bank of America Corp.	$239,315
	Bank of New York Mellon Corp. (The)	$287,678
	Goldman Sachs Group, Inc. (The)	$430,500
	JPMorgan Chase & Co.	$495,338
	Morgan Stanley	$154,827
WisdomTree Equity Income Fund	None
WisdomTree LargeCap Dividend Fund	Bank of America Corp.	$915,616
	Bank of New York Mellon Corp. (The)	$1,064,217
	Goldman Sachs Group, Inc. (The)	$1,590,101
	JPMorgan Chase & Co.	$1,848,891
	Morgan Stanley	$614,709
WisdomTree Dividend ex-Financials Fund	None
WisdomTree MidCap Dividend Fund	None
WisdomTree SmallCap Dividend Fund	None
WisdomTree Total Earnings Fund	Bank of America Corp.	$381,062
	Goldman Sachs Group, Inc. (The)	$433,400
	JPMorgan Chase & Co.	$390,488
WisdomTree Earnings 500 Fund	Bank of America Corp.	$699,809
	Goldman Sachs Group, Inc. (The)	$800,596
	JPMorgan Chase & Co.	$706,737
WisdomTree MidCap Earnings Fund	None
WisdomTree SmallCap Earnings Fund	None
WisdomTree LargeCap Value Fund	None

WisdomTree LargeCap Growth Fund	None
WisdomTree India Earnings Fund	None
WisdomTree DEFA Fund	None
WisdomTree DEFA Equity Income Fund	None
WisdomTree Global Equity Income Fund	Bank of America Corp.	$812,175
WisdomTree Europe SmallCap Dividend Fund	None
WisdomTree Japan Hedged Equity Fund	None
WisdomTree World ex-U.S. Growth Fund	None
WisdomTree Japan SmallCap Dividend Fund	None
WisdomTree Pacific ex-Japan Total Dividend Fund	None
WisdomTree Pacific ex-Japan Equity Income Fund	None
WisdomTree International LargeCap Dividend Fund	None
WisdomTree International Dividend ex-Financials Fund	None
WisdomTree International MidCap Dividend Fund	None
WisdomTree International SmallCap Dividend Fund	None
WisdomTree Emerging Markets Equity Income Fund	None
WisdomTree Emerging Markets SmallCap Dividend Fund	None
WisdomTree Middle East Dividend Fund	None
WisdomTree International Hedged Equity Fund	None
WisdomTree International Basic Materials Sector Fund	None

WisdomTree International Energy Sector Fund	None
WisdomTree International Utilities Sector Fund	None
WisdomTree International Real Estate Fund	None

Portfolio Turnover.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund for the fiscal years ended March 31, 2008, 2009, and 2010.

Name	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2008		Portfolio Turnover Rate for Fiscal Year Ended March 31, 2009	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2010
WisdomTree Total Dividend Fund	10%		23%	16%
WisdomTree Equity Income Fund	19		45	25
WisdomTree DEFA Fund	10		30	97
WisdomTree DEFA Equity Income Fund	16		40	36
WisdomTree International Hedged Equity Fund	N/A		N/A	79
WisdomTree Pacific ex-Japan Equity Income Fund	16		55	25
WisdomTree Pacific ex-Japan Total Dividend Fund	12		31	18
WisdomTree Global Equity Income Fund	21		47	94
WisdomTree Europe SmallCap Dividend Fund	22		63	55
WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund)	1		11	13
WisdomTree World ex-U.S. Growth Fund	1		47	121
WisdomTree Japan SmallCap Dividend Fund	3		16	45
WisdomTree Dividend ex-Financials Fund	16		53	57
WisdomTree LargeCap Dividend Fund	8		25	17
WisdomTree MidCap Dividend Fund	30		43	11
WisdomTree SmallCap Dividend Fund	34		65	16
WisdomTree International LargeCap Dividend Fund	15		30	26
WisdomTree International Dividend ex-Financials Fund	24		55	69
WisdomTree International MidCap Dividend Fund	18		32	49
WisdomTree International SmallCap Dividend Fund	17		43	63
WisdomTree International Basic Materials Sector Fund	11		53	25
WisdomTree International Energy Sector Fund	13		38	16
WisdomTree International Utilities Sector Fund	13		50	17
WisdomTree Total Earnings Fund	11		23	16
WisdomTree Earnings 500 Fund	8		21	21
WisdomTree MidCap Earnings Fund	45		39	19
WisdomTree SmallCap Earnings Fund	37		51	16
WisdomTree LargeCap Value Fund	20		54	71
WisdomTree LargeCap Growth Fund	N/A		1	44
WisdomTree International Real Estate Fund	15		35	19
WisdomTree Emerging Markets Equity Income Fund	3		67	44
WisdomTree Emerging Markets SmallCap Dividend Fund	6		64	38
WisdomTree India Earnings Fund	0	*	42	33
WisdomTree Middle East Dividend Fund	N/A		26	96

*	Amount represents less than 1%.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series of Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. Depository Trust Company (“DTC”) acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant, a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION & REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a “Listing Exchange”) is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) computed as described below. The Deposit Securities generally consist of a representative sample of the securities in a Fund’s Underlying Index. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on changes to a Fund’s Underlying Index and other factors.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component at its discretion. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit

Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in other situations deemed appropriate by the Trust. The WisdomTree India Earnings Fund and WisdomTree Middle East Dividend Fund intend to issue and redeem Creation Unit Aggregations solely for cash in an amount equal to the NAV per Creation Unit Aggregation. The other Funds reserve the right to use this approach.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Funds cannot be placed through the Clearing Process. Except as described herein, all orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of International Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using the Clearing Process. The Clearing Process is a process commonly used to create or redeem Creation Unit Aggregations of Domestic Funds. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through BNYM to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than “T” plus three Business Days (i.e., days on which the NYSE is open) (“T+3”). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNYM through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNYM no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNYM does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current NAV of the Funds. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNYM the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or BNYM does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNYM, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNYM or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for International Funds. Fund Deposits in connection with the International Funds use a different process. For each International Fund, BNYM shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Except as described herein, orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date. The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Unit Aggregations of Shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required for the Fund. The Trust requires purchases of Creation Units of Shares of the WisdomTree India Earnings Fund and the Middle East Dividend Fund to be paid in cash.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNYM, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNYM or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNYM, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund’s portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by each Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the approximate value of one Creation Unit per Fund, and the standard and maximum creation transaction fee for each of the Funds.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation Transaction Fee	Maximum Creation Transaction Fee
WisdomTree Total Dividend Fund	$2,000,000	$4,000	$8,500
WisdomTree Equity Income Fund	2,000,000	2,200	2,500
WisdomTree Dividend ex-Financials Fund	2,000,000	500	600
WisdomTree LargeCap Dividend Fund	2,000,000	1,500	2,000
WisdomTree MidCap Dividend Fund	3,000,000	2,500	3,000
WisdomTree SmallCap Dividend Fund	2,000,000	4,000	4,500
WisdomTree Total Earnings Fund	2,000,000	5,500	12,100
WisdomTree Earnings 500 Fund	2,000,000	2,500	2,500
WisdomTree MidCap Earnings Fund	2,000,000	3,500	4,000
WisdomTree SmallCap Earnings Fund	2,000,000	4,000	5,700
WisdomTree LargeCap Value Fund	2,000,000	2,000	3,500
WisdomTree LargeCap Growth Fund	2,250,000	1,500	6,000
WisdomTree DEFA Fund	2,000,000	9,000	32,000
WisdomTree DEFA Equity Income Fund	2,000,000	3,400	10,000
WisdomTree International Hedged Equity Fund	2,000,000	9,000	15,000
WisdomTree International Dividend ex-Financials Fund	2,000,000	2,500	2,000
WisdomTree International LargeCap Dividend Fund	2,000,000	2,400	4,000
WisdomTree International MidCap Dividend Fund	2,000,000	6,000	10,000
WisdomTree International SmallCap Dividend Fund	2,000,000	7,400	20,000
WisdomTree Europe SmallCap Dividend Fund	2,000,000	5,400	7,000
WisdomTree Global Equity Income Fund	2,000,000	6,600	4,000
WisdomTree Japan Hedged Equity Fund (formerly, WisdomTree Japan Total Dividend Fund)	2,000,000	2,100	8,000
WisdomTree Japan SmallCap Dividend Fund	2,000,000	3,000	5,000
WisdomTree World ex-U.S. Growth Fund	4,000,000	3,100	7,400
WisdomTree Pacific ex-Japan Equity Income Fund	2,600,000	1,200	1,000
WisdomTree Pacific ex-Japan Total Dividend Fund	3,000,000	2,200	6,000
WisdomTree Emerging Markets Equity Income Fund	5,000,000	7,000	27,000
WisdomTree Emerging Markets SmallCap Dividend Fund	4,000,000	7,000	21,000
WisdomTree Middle East Dividend Fund	1,400,000	6,500	26,000
WisdomTree India Earnings Fund	5,000,000	5,000	20,000
WisdomTree International Basic Materials Sector Fund	1,000,000	1,400	3,000
WisdomTree International Energy Sector Fund	1,000,000	1,000	1,000
WisdomTree International Utilities Sector Fund	1,000,000	1,000	1,000
WisdomTree International Real Estate Fund	1,000,000	1,600	4,000

Placement of Redemption Orders for Domestic Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNYM (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNYM (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNYM no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders for International Funds. Orders to redeem Creation Unit Aggregations of International Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Except as described herein, an order to redeem Creation Unit Aggregations of International Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNYM (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNYM no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BNYM and marked-to-market daily, and that the fees of BNYM and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNYM according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNYM by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNYM prior to the DTC cut-off-time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNYM on such Transmittal Date. If, however, a redemption order is submitted to BNYM by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the relevant Fund are delivered through DTC to BNYM by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or that are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. In the event that, in the sole discretion of the Trust, cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. The Trust intends to pay redemptions of Creation Unit Aggregations of Shares of the WisdomTree India Earnings Fund in cash, either U.S. dollars or Indian Rupees as specified by the Trust.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS

Each Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. Each Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

Listed below are the dates in calendar year 2010 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change:

Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
March 24	January 26	January 6	April 2	January 20	April 2
April 1	March 8	April 2	April 5	January 25	May 21
April 2	April 2	April 5	May 13	February 15, 16, 17	June 28
May 25	April 5	May 13	May 14	April 2	July 16
June 21	April 26	May 24	May 24	April 21	October 11
July 9	May 3	June 3	July 21	April 23	November 1
August 16	June 7	October 26	August 16	June 3	December 8
October 11, 27	June 14	November 1	November 1	July 9	December 31
December 8	August 2	December 8	November 11	September 7
December 24	September 27	December 24		October 12
	October 4	December 31		November 2
	November 2			November 15
	December 24, 27, 28, 31			December 24, 31

China	Denmark	The Czech Republic	Egypt	Finland	France
January 1	April 1	January 1	January 7	January 1	January 1
January 18	April 2	April 5	April 4	January 6	April 2
February 15-19	April 5	July 5	April 5	April 1-2	April 5
April 2	April 30	July 6	April 25	April 5	May 13
April 5	May 13-14	September 28	July 1	May 13	July 14
April 6	May 24	October 28	September 12	June 25	November 1
May 3	December 24	November 17	October 6	December 6	November 11
May 21	December 31	December 24	November 15	December 24
May 31			November 16	December 31
June 14, 15, 16			November 17
July 1			December 7
July 5
September 6
September 22, 23, 24
September 27-30
October 1, 4-7, 11
November 11
November 25
December 24, 27

Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 1	January 1	January 1	January 26	January 1
January 6	January 6	February 15	March 15	February 12	February 26
April 2	February 15	February 16	April 5	March 1	March 16
April 5	March 25	April 2	May 24	March 16	April 2
May 13	April 2	April 5	August 20	March 24	May 13
May 24	April 5	April 6	November 1	April 1-2	May 28
June 3	May 24	May 21	December 24	April 14	August 17
November 1	October 28	June 16		May 27	September 8-10
December 24	December 24, 31	July 1		July 1	September 13
December 31		September 23		August 19	November 17
		October 1		September 10	December 7
		December 27		September 30	December 24, 31
November 5
November 17
December 17

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	February 28	January 1	January 1	January 1	January 1
March 17	March 29	January 6	January 11	February 1	February 1
April 2	March 30-31	April 2	February 11	February 15	March 15
April 5	April 1	April 5	March 22	February 16	April 1
May 3	April 4-5	June 2	April 29	February 26	April 2
May 31	April 19	November 1	May 3	May 28	September 16
August 30	April 20	December 8	May 4	August 31	November 2
October 25	May 18	December 24	May 5	September 10,16	November 15
December 27	May 19	December 31	July 19	November 5
December 28	July 20		September 20	November 17
	September 8		September 23	December 7
	September 9		October 11
	September 10		November 3
	September 17		November 23
	September 22-23		December 23
	September 27-30		December 31

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 4	April 1	April 1	February 16	January 4
April 5	January 25	April 2	April 2	April 1-2	January 5
April 30	February 1	June 29	April 9	April 5	January 6
May 5	April 2	July 28	June 14	June 3	January 7
May 13	April 5	July 29	August 23	June 10	January 8
May 24	June 7	August 30	August 30	October 5	February 22
	October 25	October 8	November 1	November 1	February 23
	December 27	November 1	November 29	December 1	March 8
	December 28	December 8	December 24	December 8	May 3
	December 31		December 31	December 24	May 10
				December 31	June 14
November 4

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 1
February 15	March 22	February 15	January 6	January 6	January 6
February 16	April 2	March 1	March 19	April 1-2, 5	April 2
April 2	April 5	May 5	April 1	April 30	April 5
May 28	April 27	May 21	April 2	May 12	April 19
August 9	June 16	June 2	April 5	June 25	May 13
September 10	August 9	September 21	June 3	November 5	May 24
November 5	September 24	September 22	October 12	December 24, 31	September 13, 24
November 17	December 16	September 23	November 1		December 31
	December 27	December 31	November 9
December 6
December 8

Taiwan	Thailand	Turkey	United Kingdom	Bahrain	Canada
January 1	January 1	January 1	January 1	January 3	January 1
February 11	March 1	April 23	February 15-16	February 25	February 15
February 12	April 6	May 19	April 2	September 9	April 2
February 15	April 13	August 30	April 5	November 16-18	May 24
February 16	April 14	September 8	May 3	December 7	July 1
February 17	April 15	September 9	May 31	December 15-16	August 2
February 18	May 3	September 10	August 30		September 6
February 19	May 5	October 28	December 27		October 11
April 5	May 28	October 29	December 28		November 11
June 16	July 1	November 15-19			December 27
September 22	July 26				December 28
August 12-13
October 25
December 6
December 10
December 31

Jordan	Kuwait	Lebanon	Mauritius	Morocco	Norway
February 25	January 2	January 1, 6	January 1	January 1, 11	January 1
May 25		February 9	February 1, 12	March 1	March 31
September 9		February 26	March 12, 16	July 30	April 1, 2, 5
September 12		April 2	September 10	August 20	May 13
November 16		September 10	November 2	September 10	May 17
November 17		November 16	November 5	November 18	May 24
November 18		November 17		December 7	December 24
December 7		November 22			December 31
December 7
December 16

Oman	Poland	Qatar	U.A.E*
September 12	January 1	March 7	November 16-18
November 14-18	April 2	September 12	December 2, 7
December 7	April 5	November 17-18
May 3
June 3
November 1
November 11
December 24

*	Dubai Financial Markets only. Regular working days in Abu Dubai.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Internal Revenue Code (the “Code”), U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. Government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Funds. If a Fund qualifies as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income (including its net capital gains) will be subject to tax at corporate income tax rates without any deduction for distributions to shareholders, and all distributions from earnings and profits, including any distributions of net long-term capital gains and net tax-exempt income, would be taxable to shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and its net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Funds’ shares are generally subject to federal income tax as described herein to the extent they do not exceed the Funds’ realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains from the sale of investments that the Funds owned for more than one year and that are properly designated by the Funds as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.

Treasury Regulations permit a RIC, in determining its taxable income, to elect to treat all or a part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of a Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation

(pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct Taxpayer Identification Number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, participation certificates, straddles and foreign currencies may be subject to various special and complex tax rules, including marked-to-market, constructive-sale, straddle, wash-sale and short-sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund’s taxable year more than 50% of a Fund’s assets consist of the securities of foreign corporations, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Investment in PFICs. Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFICs or on proceeds received from dispositions of shares in the PFICs. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and, to a limited extent, losses) of a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of the

Fund’s taxable year. A Fund may also, in certain circumstances, elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include as income its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. Such gains and losses are treated as ordinary income and loss. The marked-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Additional Tax Information Concerning REITs. Each Fund may invest in REITs. A Fund’s investments in REIT equity securities may at times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes – Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in REMICs or TMPs.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then a Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by an amount of the tax that relates to that shareholder’s interest in a Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds. The Funds do not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Certain interest-related and short-term gain dividends may be exempt from the 30% withholding for taxable years beginning before January 1, 2010 (unless extended by legislation). Assuming certain certification requirements are complied with, a RIC generally is not required to withhold any amounts (i) with respect to distributions attributable to U.S.-source interest income that would be treated as “portfolio interest” and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the RIC. Depending on the circumstances, the Funds may make such designations with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold any such amounts even if a Fund makes a designation with respect to a payment.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of the India Portfolio

As discussed, the India Earnings Fund invests in Indian securities through WisdomTree India Investment Portfolio, Inc. (previously defined as the India Portfolio), a wholly owned subsidiary organized under Mauritius law. Investors should note that taxation in India of the income of the India Portfolio arising from its investments in India is expected to be minimized under the provisions of the India

Mauritius Double Tax Avoidance Treaty (the “Treaty”). While the validity of the Treaty and its applicability to entities such as the Fund was recently upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to re-interpretation and re-negotiation in the future. Any change in the Treaty’s application could have a material adverse affect on the tax status of the India Portfolio and therefore the returns of the India Portfolio and the returns of the India Earnings Fund. Further, it is possible that the Indian tax authorities may seek to take the position that the India Portfolio is not entitled to the benefits of the Treaty.

In order to claim the benefits of the Treaty, the India Portfolio must be a tax resident of Mauritius. The India Portfolio is incorporated in Mauritius, has been issued a certificate of Mauritian tax residence by the Tax Authorities in Mauritius, and has been granted a Tax Residency Certificate. Accordingly, the Fund expects to be eligible for the benefits under the Treaty.

Under the Treaty, capital gains from investment in Indian securities, global depositary receipts, or American depositary receipts issued with respect to Indian companies are exempt from tax. Similarly, business income is also exempt from taxation under the Treaty so long as the India Portfolio does not have a permanent establishment in India. Since the India Portfolio holds a valid Tax Residency Certificate issued by the Mauritius tax authorities, and is effectively managed in Mauritius, it will be regarded as a tax resident of Mauritius and would be eligible to claim the benefits of the Double Taxation Avoidance Agreement between India and Mauritius. However, if the India Portfolio were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of 42.23%.

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.25%. The STT can be claimed as a deductible expense from the business income under the Indian Income Tax Act.

It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to the India Portfolio as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by the India Portfolio is less than 10% of its book profits, then the India Portfolio would be deemed to owe taxes of 10% of book profits (which is proposed to be increased to 15% with effect from April 1, 2009 as per the Finance Bill (2) 2009).

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the India Portfolio and thus reduce the return to Fund shareholders.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to pay out dividends, if any, to investors quarterly, but in any event no less frequently than annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended March 31, 2010 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington DC 20004 is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.

Part C: Other Information

Item 28.	Exhibits

(a)(1)	Trust Instrument of WisdomTree Trust (the “Trust” or the “Registrant”) dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2)	Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit (a)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(3)	Schedule A to the Trust Instrument is incorporated herein by reference to exhibit (a)(3) of the Registrant’s Post-Effective Amendment No. 15 filed on April 30, 2008.

(b)	By-Laws of the Registrant is incorporated herein by reference to exhibit (b) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(c)	Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument, filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006).

(d)(1)	Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc. dated March 21, 2006 is incorporated herein by reference to exhibit (d)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(2)	Investment Advisory Agreement between the Registrant (on behalf of the WisdomTree India Earnings Fund) and WisdomTree Asset Management, Inc. dated December 3, 2007 is incorporated herein by reference to exhibit (d)(5) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(3)	Investment Advisory Agreement between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. dated February 14, 2008 is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(4)	Investment Advisory Agreement Schedule dated June 25, 2008 is incorporated herein by reference to exhibit (d)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

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(d)(5)	Investment Advisory Agreement between the Registrant (on behalf of the WisdomTree Middle East Dividend Fund) and WisdomTree Asset Management, Inc. dated June 25, 2008 is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

(d)(6)	Investment Advisory Agreement between the Registrant (on behalf of the WisdomTree International Hedged Equity Fund and the Emerging Markets Currency Hedged Fund) and WisdomTree Asset Management, Inc. dated as of September 15, 2008 to be filed by amendment.

(d)(7)	Schedule A to the Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc. as of May 7, 2010, is incorporated herein by reference to exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 34 filed on May 24, 2010.

(d)(8)	Amended and Restated Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors (on behalf of all series except the WisdomTree Currency Funds) is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(9)	Sub-Advisory Agreement Appendix A dated June 10, 2008 is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

(d)(10)	Sub-Advisory Agreement among WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation and The Dreyfus Corporation on behalf of the WisdomTree Currency Funds dated March 25, 2008 is incorporated herein by reference to exhibit (d)(6) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(11)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors on behalf WisdomTree India Investment Portfolio, Inc. dated February 19, 2008 is incorporated herein by reference to exhibit (d)(8) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(12)	Sub-Advisory Agreement Amended and Restated Appendix A and Appendix B-1 dated December 21, 2009 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation, on behalf of the WisdomTree International Hedged Equity Fund, is incorporated herein by reference to exhibit (d)(11) of Registrant’s Post-Effective Amendment No. 29 filed on December 22, 2009.

(d)(13)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. (on behalf of the WisdomTree Emerging Market Local Debt Fund) and Mellon Capital Management Corporation to be filed by amendment.

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(d)(14)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. (on behalf of the WisdomTree Dreyfus Commodity Currency Fund) and Dreyfus Corporation to be filed by amendment.

(e)(1)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2)	Distribution Agreement Schedule dated January 5, 2009 is incorporated herein by reference to exhibit (e)(2) of Registrant’s Post-Effective Amendment No. 21 filed on March 16, 2009.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f)	Not applicable.

(g)(1)	Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(2)	Custody Agreement Schedule is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(3)	Foreign Custody Manager Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4)	Foreign Custody Manager Agreement Schedule is incorporated herein by reference to exhibit (g)(4) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(5)	Custody Agreement between WisdomTree India Investment Portfolio, Inc. and the Bank of New York is incorporated herein by reference to exhibit (g)(5) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(h)(1)	Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2)	Administration and Accounting Agreement Schedule is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

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(h)(3)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(4)	Transfer Agency and Service Agreement Schedule is incorporated herein by reference to exhibit (h)(4) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(5)	License Agreement between the Registrant and WisdomTree Investments, Inc is incorporated herein by reference to exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(6)	License Agreement Schedule is incorporated herein by reference to exhibit (h)(6) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(7)	Form of Securities Loan Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-effective Amendment No. 20 filed on December 24, 2008.

(h)(8)	Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(6) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(9)	Chief Compliance Officer Services Agreement Schedule dated January 5, 2009 is incorporated herein by reference to exhibit (h)(9) of Registrant’s Post-Effective Amendment No. 21 filed on March 16, 2009.

(h)(10)	Chief Compliance Officer Services Agreement between the Registrant and WisdomTree Asset Management, Inc. dated October 1, 2009 is incorporated herein by reference to exhibit (h)(10) of Registrant’s Post-Effective Amendment No. 27 filed on October 15, 2009.

(h)(11)	Amended and Restated Services Agreement between the Registrant and WisdomTree Asset Management, Inc. dated September 17, 2007 is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 18 filed on July 29, 2008.

(h)(12)	Index Methodology (Dividend Funds) is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(13)	Index Methodology (Earnings Funds) is incorporated herein by reference to exhibit (h)(12) of Registrant’s Post-Effective Amendment No. 4 filed on February 15, 2007.

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(h)(14)	Index Methodology (Growth Funds) is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 20 filed on December 24, 2008.

(h)(15)	Index Methodology (DEFA Hedged Funds) to be filed by amendment.

(i)	Legal Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j)	Consent of Ernst & Young LLP, independent registered public accountants, is filed herewith.

(k)	Not applicable.

(l)	Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant’s Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m)	None.

(n)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p)(1) of Registrant’s Post-Effective Amendment No. 27 filed on October 15, 2009.

(p)(2)	Code of Ethics of BNY Mellon is incorporated herein by reference to exhibit (p)(2) of Registrant’s Post Effective Amendment No. 14 filed on April 4, 2008.

(p)(3)	Code of Ethics of ALPS Distributors, Inc. is filed herewith.

(p)(4)	Code of Ethics of Dreyfus Corporation to be filed by amendment.

(q)(1)	Power of Attorney for Gregory Barton, Toni Massaro, Jonathan Steinberg and Victor Ugolyn is incorporated herein by reference to exhibit (q) of Registrant’s Post Effective Amendment No. 7 filed on October 19, 2007.

(q)(2)	Power of Attorney for Amit Muni is incorporated herein by reference to exhibit (q)(2) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

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Item 29.	Persons Controlled by or Under Common Control with the Registrant

The Registrant wholly owns and controls the WisdomTree Real Return Investment Portfolio, Inc. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements are consolidated into the Trust’s financial statements included in the Trust’s annual and semi-annual reports to shareholders.

Item 30.	Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii)	as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

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(ii)	in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and

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is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 380 Madison Avenue, 21st Floor, New York, NY 10017, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with WisdomTree Asset Management, Inc.	Principal Business (es) During the Last Two Fiscal Years
Jonathan Steinberg	President, (Principal Executive Officer) and Trustee	Chief Executive Officer of WisdomTree Investments (formerly, Index Development Partners, Inc.); Director of WisdomTree Investments, Inc.; President of the WisdomTree Funds since 2005

Richard Morris	Treasurer (Principal Financial and Accounting Officer), Assistant Secretary	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer, 2003 to 2008; Instinet Group, Inc., Vice President Finance, 2000 to 2003.

Richard Morris	General Counsel, Chief Legal Officer	Secretary and Chief Legal Officer of the WisdomTree Funds since 2005; General Counsel of WisdomTree Asset Management, Inc. since 2009; Deputy General Counsel of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.

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WTAM, with the approval of the Registrant’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. Mellon Capital Management Corporation serves as sub-adviser for the each of the Trust’s Funds included in this Registration Statement.

Name	Position with Sub-Advisers	Principal Business (es) During the Last Two Fiscal Years
Karen Q. Wong	Managing Director, Equity Index Strategies, West Coast	Head of Passive Equity Fund Management

Richard A. Brown	Director, Equity Portfolio Management	Head of Passive Equity Fund Management

Thomas J. Durante	Director, Senior Portfolio Manager	Head of Index Portfolio Management

Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Trust, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, OOK, Inc., Pax World Funds Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Transparent Value Trust, TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

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(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director

Spencer Hoffman	Director

Thomas A. Carter	President, Director

Jeremy O. May	Executive Vice President, Director

John C. Donaldson	Executive Vice President, Chief Financial Officer

Richard Hetzer	Executive Vice President

Diana M. Adams	Senior Vice President, Controller, Treasurer

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales

Mark R. Kiniry	Senior Vice President, National Sales Director-Investments

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer

Tané T. Tyler	Senior Vice President, Secretary, General Counsel

Erin Douglas	Vice President, Senior Associate Counsel

JoEllen Legg	Vice President, Associate Counsel

Paul F. Leone	Vice President, Assistant General Counsel

Steven Price	Vice President, Deputy Chief Compliance Officer

James Stegall	Vice President, Institutional Sales Manager

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(b)	WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 380 Madison Avenue, 21st Floor, New York, NY 10017.

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(c)	Mellon Capital Management Corporation maintains all Records relating to its services as sub-adviser to the Trust’s Funds included in this Registration Statement, at One Mellon Center, Pittsburgh, PA, 15258 and 50 Fremont St., Suite 3900, San Francisco, CA 94105.

(d)	ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e)	The Bank of New York Mellon maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286

Item 34.	Management Services

Not applicable.

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Item 35.	Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of July 2010.

WISDOMTREE TRUST (Registrant)

By:	/S/ JONATHAN STEINBERG
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title(s)	Date

/S/ JONATHAN STEINBERG	President (Principal Executive Officer) and Trustee	July 28, 2010
Jonathan Steinberg

/S/ AMIT MUNI*	Treasurer (Principal Financial	July 28, 2010
Amit Muni	and Accounting Officer) and Assistant Secretary

/S/ GREGORY BARTON*	Trustee	July 28, 2010
Gregory Barton

/S/ TONI MASSARO*	Trustee	July 28, 2010
Toni Massaro

/S/ VICTOR UGOLYN*	Trustee	July 28, 2010
Victor Ugolyn

* By:	/S/ JONATHAN STEINBERG
Jonathan Steinberg
(Attorney-in-Fact)

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EXHIBIT INDEX

Exhibit Number	Exhibit Number

(i)	Legal Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

(j)	Consent of Ernst & Young LLP, independent registered public accountants

(p)(3)	Code of Ethics of ALPS Distributors, Inc.

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